UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2023

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2023 Annual Report

August 31, 2023

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2023.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Mark E. Gaumond	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	3

Holdings Summaries      (unaudited)

Government Obligations Fund

Portfolio Allocation as of August 31, 2023[1] (% of net assets)
U.S. Treasury Repurchase Agreements	54.5%
U.S. Government Agency Debt	19.1
U.S. Treasury Debt	16.8
U.S. Government Agency Repurchase Agreements	9.8
Investment Companies	1.4
Other Assets and Liabilities, Net[2]	(1.6)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2023[1] (% of net assets)
U.S. Treasury Repurchase Agreements	23.8%
Other Repurchase Agreements	16.3
Asset Backed Commercial Paper	14.7
Certificates of Deposit	12.3
Financial Company Commercial Paper	12.1
Non-Negotiable Time Deposits	11.7
Non-Financial Company Commercial Paper	5.4
U.S. Treasury Debt	3.1
Other Instruments	0.9
Variable Rate Demand Note	0.3
Other Assets and Liabilities, Net[2]	(0.6)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2023[1] (% of net assets)
Other Repurchase Agreements	23.9%
Asset Backed Commercial Paper	16.4
U.S. Treasury Repurchase Agreements	16.0
Financial Company Commercial Paper	15.4
Certificates of Deposit	14.1
Non-Negotiable Time Deposits	10.9
Non-Financial Company Commercial Paper	3.2
Other Instruments	0.7
Other Assets and Liabilities, Net[2]	(0.6)
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2023[1,3] (% of net assets)
Variable Rate Demand Notes	80.7%
Non-Financial Company Commercial Paper	15.7
Other Assets and Liabilities, Net[2]	3.6
100.0%

4	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2023[1] (% of net assets)
U.S. Treasury Repurchase Agreements	75.0%
U.S. Treasury Debt	24.7
Other Assets and Liabilities, Net[2]	0.3
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2023[1] (% of net assets)
U.S. Treasury Debt	101.5%
Other Assets and Liabilities, Net[2]	(1.5)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	5

Expense Examples      (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

Government Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class A Actual[2]	$1,000.00	$1,021.79	$3.82
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,022.56	$3.06
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class P Actual[2]	$1,000.00	$1,024.82	$0.82
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82
Class T Actual[2]	$1,000.00	$1,023.59	$2.04
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class U Actual[2]	$1,000.00	$1,025.03	$0.61
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class V Actual[2]	$1,000.00	$1,024.10	$1.53
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,024.92	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,023.33	$2.29
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,024.72	$0.92
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.16%, 0.40%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18%, for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2023 of 2.18%, 2.26%, 2.48%, 2.36%, 2.50%, 2.41%, 2.49%, 2.33% and 2.47%, for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class T Actual[4]	$1,000.00	$1,024.28	$2.04
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,024.89	$1.53
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,024.12	$2.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,025.41	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.20%, for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2023 of 2.43%, 2.49%, 2.41%, and 2.54%, for Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	7

Expense Examples      (unaudited)

Retail Prime Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class A Actual[2]	$1,000.00	$1,022.67	$3.82
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class T Actual[2]	$1,000.00	$1,024.47	$2.04
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[2]	$1,000.00	$1,024.99	$1.53
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,025.81	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,024.22	$2.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,025.50	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20%, for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2023 of 2.27%, 2.45%, 2.50%, 2.58%, 2.42%, and 2.55%, for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class A Actual[4]	$1,000.00	$1,012.80	$3.81
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class T Actual[4]	$1,000.00	$1,014.60	$2.03
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,015.10	$1.52
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,014.34	$2.28
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,015.61	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.45%, and 0.20%, for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2023 of 1.28%, 1.46%, 1.51%, 1.43%, and 1.56%, for Class A, Class T, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

Treasury Obligations Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class A Actual[2]	$1,000.00	$1,021.98	$3.82
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[2]	$1,000.00	$1,022.75	$3.06
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class P Actual[2]	$1,000.00	$1,025.08	$0.77
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77
Class T Actual[2]	$1,000.00	$1,023.78	$2.04
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[2]	$1,000.00	$1,024.29	$1.53
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class X Actual[2]	$1,000.00	$1,025.14	$0.66
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66
Class Y Actual[2]	$1,000.00	$1,023.52	$2.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[2]	$1,000.00	$1,024.90	$0.92
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.15%, 0.40%, 0.30%, 0.13%, 0.45%, and 0.18%, for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2023 of 2.20%, 2.27%, 2.51%, 2.38%, 2.43%, 2.51%, 2.35%, and 2.49%, for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/1/2023
	Value (3/1/2023)	Value (8/31/2023)	to 8/31/2023)
Class A Actual[4]	$1,000.00	$1,021.23	$3.82
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class D Actual[4]	$1,000.00	$1,022.00	$3.06
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06
Class T Actual[4]	$1,000.00	$1,023.02	$2.04
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class V Actual[4]	$1,000.00	$1,023.54	$1.53
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,022.77	$2.29
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29
Class Z Actual[4]	$1,000.00	$1,024.06	$1.02
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.40%, 0.30%, 0.45%, and 0.20%, for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2023 of 2.12%, 2.20%, 2.30%, 2.35%, 2.28% and 2.41%, for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (“FAF”) (comprising Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund) (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the First American Funds, Inc. at August 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of FAF’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to FAF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. FAF is not required to have, nor were we engaged to perform, an audit of FAF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of FAF’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles

10	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.

Minneapolis, MN
October 26, 2023

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	11

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Government
Agency Debt – 19.1%
Fannie Mae
0.250%, 11/27/2023	$100,000	$98,782
5.200%, 04/19/2024	100,000	100,000
Federal Farm Credit Bank
5.345% (SOFR + 0.045%),
09/01/2023 △	54,000	54,000
3.620%, 09/08/2023 ⊙	94,000	93,935
5.325% (SOFR + 0.025%),
09/08/2023 △	45,000	45,000
5.340% (SOFR + 0.040%),
09/20/2023 △	93,000	93,000
5.325% (SOFR + 0.025%),
09/27/2023 △	91,000	91,000
5.350% (SOFR + 0.050%),
09/28/2023 △	63,000	63,000
5.350% (SOFR + 0.050%),
09/29/2023 △	15,000	15,000
5.345% (SOFR + 0.045%),
10/16/2023 △	121,000	121,000
4.500%, 10/17/2023	100,000	100,000
4.850%, 11/01/2023	150,000	150,000
5.330% (U.S. Federal
Funds Effective
Rate 0.000%),
11/15/2023 △	50,000	49,999
5.360% (SOFR + 0.060%),
12/13/2023 △	52,000	52,000
5.360% (SOFR + 0.060%),
12/27/2023 △	74,000	74,000
5.355% (SOFR + 0.055%),
01/03/2024 △	100,000	100,000
5.355% (SOFR + 0.055%),
01/10/2024 △	73,000	73,000
5.420% (SOFR + 0.120%),
01/22/2024 △	25,000	25,008
5.340% (SOFR + 0.040%),
01/25/2024 △	200,000	200,000
5.340% (SOFR + 0.040%),
02/09/2024 △	95,000	95,000
5.352% (SOFR + 0.053%),
02/13/2024 △	100,000	99,997
5.345% (U.S. Federal
Funds Effective
Rate + 0.015%),
02/22/2024 △	75,000	75,000
5.340% (SOFR + 0.040%),
03/04/2024 △	58,000	58,000
5.375% (SOFR + 0.075%),
03/06/2024 △	75,000	75,000
5.350% (SOFR + 0.050%),
03/11/2024 △	75,000	75,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.345% (SOFR + 0.045%),
03/15/2024 △	$120,000	$120,000
5.345% (U.S. Federal
Funds Effective
Rate + 0.015%),
04/08/2024 △	50,000	49,997
5.380% (SOFR + 0.080%),
04/26/2024 △	105,000	105,000
5.385% (SOFR + 0.085%),
05/15/2024 △	100,000	99,996
5.390% (U.S. Federal
Funds Effective
Rate + 0.060%),
06/24/2024 △	175,000	174,998
5.465% (SOFR + 0.165%),
06/27/2024 △	148,000	148,031
5.385% (SOFR + 0.085%),
07/01/2024 △	45,000	45,000
5.445% (SOFR + 0.145%),
07/10/2024 △	150,000	150,000
5.395% (SOFR + 0.095%),
07/18/2024 △	30,000	30,000
5.385% (SOFR + 0.085%),
07/22/2024 △	93,300	93,295
5.400% (SOFR + 0.100%),
08/01/2024 △	20,000	20,000
5.400% (SOFR + 0.100%),
08/08/2024 △	32,000	32,000
5.380% (SOFR + 0.080%),
08/14/2024 △	100,000	100,000
5.415% (SOFR + 0.115%),
08/14/2024 △	175,000	175,000
5.390% (SOFR + 0.090%),
08/26/2024 △	100,000	100,000
5.400% (SOFR + 0.100%),
08/26/2024 △	85,000	85,000
5.435% (SOFR + 0.135%),
09/05/2024 △	70,000	70,000
5.405% (U.S. Federal
Funds Effective
Rate + 0.075%),
09/13/2024 △	125,000	124,994
5.390% (SOFR + 0.090%),
09/16/2024 △	55,000	55,000
5.400% (U.S. Federal
Funds Effective
Rate + 0.070%),
09/16/2024 △	50,000	50,000
5.360% (SOFR + 0.060%),
09/26/2024 △	20,000	19,984
5.400% (U.S. Federal
Funds Effective
Rate + 0.070%),
10/04/2024 △	100,000	100,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.400% (SOFR + 0.100%),
10/07/2024 △	$50,000	$50,000
5.440% (SOFR + 0.140%),
10/10/2024 △	380,000	379,977
5.480% (SOFR + 0.180%),
10/16/2024 △	160,000	160,063
5.410% (SOFR + 0.110%),
10/17/2024 △	60,000	60,000
5.420% (SOFR + 0.120%),
10/25/2024 △	150,000	150,000
5.460% (SOFR + 0.160%),
10/28/2024 △	400,000	400,046
5.430% (SOFR + 0.130%),
11/01/2024 △	60,000	60,000
5.440% (SOFR + 0.140%),
11/07/2024 △	50,000	50,000
5.470% (U.S. Federal
Funds Effective
Rate + 0.140%),
11/14/2024 △	50,000	50,000
5.410% (SOFR + 0.110%),
11/15/2024 △	15,000	15,000
5.490% (SOFR + 0.190%),
11/25/2024 △	158,000	158,063
5.415% (SOFR + 0.115%),
12/03/2024 △	20,000	20,000
5.500% (SOFR + 0.200%),
12/05/2024 △	225,000	225,000
5.510% (SOFR + 0.210%),
12/12/2024 △	100,000	100,000
5.475% (SOFR + 0.175%),
12/13/2024 △	45,000	45,000
5.510% (U.S. Federal
Funds Effective
Rate + 0.180%),
12/16/2024 △	50,000	50,000
5.480% (SOFR + 0.180%),
12/19/2024 △	40,000	40,000
5.410% (SOFR + 0.110%),
12/26/2024 △	100,000	99,999
5.490% (SOFR + 0.190%),
12/27/2024 △	150,000	150,000
5.480% (SOFR + 0.180%),
01/03/2025 △	130,000	130,000
5.500% (U.S. Federal
Funds Effective
Rate + 0.170%),
01/06/2025 △	75,000	75,000
5.480% (SOFR + 0.180%),
01/17/2025 △	60,000	60,000
5.420% (SOFR + 0.120%),
01/21/2025 △	50,000	50,000
5.470% (SOFR + 0.170%),
01/23/2025 △	25,000	25,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.430% (U.S. Federal
Funds Effective
Rate + 0.100%),
01/24/2025 △	$254,000	$253,991
5.460% (SOFR + 0.160%),
01/30/2025 △	30,000	30,000
5.400% (SOFR + 0.100%),
02/03/2025 △	25,000	24,992
5.480% (U.S. Federal
Funds Effective
Rate + 0.150%),
02/03/2025 △	90,000	90,000
5.425% (SOFR + 0.125%),
02/04/2025 △	75,000	75,000
5.410% (SOFR + 0.110%),
02/14/2025 △	23,000	22,980
5.450% (SOFR + 0.150%),
02/14/2025 △	100,000	100,000
5.440% (SOFR + 0.140%),
02/26/2025 △	150,000	150,021
5.430% (SOFR + 0.130%),
02/28/2025 △	130,000	129,999
5.425% (SOFR + 0.125%),
03/07/2025 △	72,000	72,000
5.430% (SOFR + 0.130%),
03/10/2025 △	80,000	80,000
5.480% (SOFR + 0.180%),
03/20/2025 △	50,000	50,000
5.425% (SOFR + 0.125%),
03/24/2025 △	45,000	45,000
5.430% (SOFR + 0.130%),
04/10/2025 △	50,000	50,011
5.435% (SOFR + 0.135%),
04/21/2025 △	43,000	43,000
5.445% (SOFR + 0.145%),
04/28/2025 △	25,000	25,000
5.435% (SOFR + 0.135%),
05/05/2025 △	100,000	100,000
5.460% (SOFR + 0.160%),
05/15/2025 △	25,000	25,000
5.465% (U.S. Federal
Funds Effective
Rate + 0.135%),
05/22/2025 △	50,000	50,000
5.505% (U.S. Federal
Funds Effective
Rate + 0.175%),
05/23/2025 △	50,000	50,000
5.470% (SOFR + 0.170%),
06/02/2025 △	50,000	50,000
5.465% (U.S. Federal
Funds Effective
Rate + 0.135%),
06/11/2025 △	100,000	100,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	13

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.520% (U.S. Federal
Funds Effective
Rate + 0.190%),
06/20/2025 △	$50,000	$50,000
5.440% (SOFR + 0.140%),
06/24/2025 △	18,000	18,000
5.460% (SOFR + 0.160%),
07/07/2025 △	125,000	125,000
5.500% (U.S. Federal
Funds Effective
Rate + 0.180%),
07/07/2025 △	50,000	50,000
5.475% (SOFR + 0.175%),
07/14/2025 △	50,000	50,000
5.465% (SOFR + 0.165%),
07/28/2025 △	75,000	75,000
5.460% (SOFR + 0.160%),
08/04/2025 △	36,000	36,000
5.465% (SOFR + 0.165%),
08/04/2025 △	250,000	250,000
5.465% (SOFR + 0.165%),
08/14/2025 △	100,000	100,000
5.455% (SOFR + 0.155%),
08/18/2025 △	70,000	70,000
5.465% (SOFR + 0.165%),
09/05/2025 △ ★	100,000	100,000
5.487% (SOFR + 0.155%),
09/05/2025 △ ★	25,000	25,000
Federal Home Loan Bank
3.375%, 09/01/2023	50,000	50,000
5.360% (SOFR + 0.060%),
09/05/2023 △	150,000	150,000
3.625%, 09/06/2023	100,000	100,000
3.375%, 09/08/2023	43,400	43,392
4.086%, 09/21/2023 ⊙	100,000	99,776
5.323%, 09/22/2023 ⊙	100,000	99,694
5.333%, 09/29/2023 ⊙	24,700	24,599
5.325% (SOFR + 0.025%),
10/02/2023 △	30,000	30,000
5.350% (SOFR + 0.050%),
10/12/2023 △	50,000	50,000
5.321%, 10/13/2023 ⊙	45,000	44,724
5.353%, 11/01/2023 ⊙	128,000	126,855
5.358%, 11/03/2023 ⊙	400,000	396,300
4.375%, 11/06/2023	100,000	100,000
5.390% (SOFR + 0.090%),
12/01/2023 △	150,000	150,000
5.390% (SOFR + 0.090%),
12/27/2023 △	150,000	150,000
5.380% (SOFR + 0.080%),
01/24/2024 △	50,000	50,000
5.345% (SOFR + 0.045%),
03/04/2024 △	150,000	150,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.400% (SOFR + 0.100%),
03/12/2024 △	$100,000	$100,000
5.300%, 04/19/2024	100,000	100,000
5.390% (SOFR + 0.090%),
04/19/2024 △	75,000	75,000
5.340%, 04/23/2024	400,000	400,000
5.190%, 05/07/2024	250,000	250,000
5.100%, 05/10/2024	150,000	150,000
5.280%, 05/10/2024	100,000	100,000
5.360%, 05/10/2024	175,000	175,000
5.250%, 05/15/2024	250,000	250,000
5.250%, 05/17/2024	100,000	100,000
5.300%, 05/22/2024	100,000	100,000
5.410%, 06/07/2024	100,000	100,000
5.620%, 07/23/2024	100,000	100,000
5.580%, 08/14/2024	100,000	100,000
5.650%, 08/20/2024	100,000	100,000
5.720%, 09/27/2024	250,000	250,000
5.425% (SOFR + 0.125%),
01/24/2025 △	100,000	100,000
5.425% (SOFR + 0.125%),
02/03/2025 △	50,000	50,000
5.430% (SOFR + 0.130%),
02/10/2025 △	50,000	50,000
5.420% (SOFR + 0.120%),
02/21/2025 △	75,000	75,000
5.440% (SOFR + 0.140%),
04/21/2025 △	50,000	50,000
5.435% (SOFR + 0.135%),
05/14/2025 △	50,000	50,000
5.440% (SOFR + 0.140%),
05/19/2025 △	50,000	50,000
5.440% (SOFR + 0.140%),
06/17/2025 △	25,000	25,000
5.460% (SOFR + 0.160%),
07/03/2025 △	125,000	125,000
5.455% (SOFR + 0.155%),
07/08/2025 △	100,000	100,000
5.460% (SOFR + 0.160%),
07/14/2025 △	50,000	50,000
5.460% (SOFR + 0.160%),
07/28/2025 △	50,000	50,000
5.455% (SOFR + 0.155%),
08/21/2025 △	25,000	25,000
5.455% (SOFR + 0.155%),
08/22/2025 △	50,000	50,000
Federal Home Loan
Mortgage Corporation
0.320%, 11/02/2023	30,373	30,109
3.740%, 05/29/2024	50,000	49,412
5.420%, 06/17/2024	150,000	150,000
5.500%, 06/18/2024	100,000	100,000
Total U.S. Government
Agency Debt
(Cost $14,639,019)		14,639,019

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury
Debt – 16.8%
U.S. Treasury Bills
5.355%, 09/07/2023 ⊙	$655,000	$654,424
5.299%, 09/12/2023 ⊙	100,000	99,840
5.223%, 09/14/2023 ⊙	602,000	600,880
5.343%, 09/19/2023 ⊙	250,000	249,341
5.359%, 09/26/2023 ⊙	920,000	916,623
5.354%, 10/03/2023 ⊙	465,000	462,817
5.358%, 10/05/2023 ⊙	450,000	447,754
5.331%, 10/10/2023 ⊙	600,000	596,582
5.320%, 10/12/2023 ⊙	750,000	745,500
5.307%, 10/17/2023 ⊙	445,000	442,024
5.332%, 10/19/2023 ⊙	580,000	575,933
5.364%, 10/24/2023 ⊙	300,000	297,664
5.350%, 10/26/2023 ⊙	450,000	446,372
5.285%, 10/31/2023 ⊙	600,000	595,067
5.361%, 11/02/2023 ⊙	870,000	862,078
5.359%, 11/09/2023 ⊙	510,000	504,834
5.364%, 11/28/2023 ⊙	190,000	187,543
5.395%, 11/30/2023 ⊙	150,000	148,005
5.355%, 12/07/2023 ⊙	880,000	867,477
5.243%, 12/14/2023 ⊙	625,000	615,663
5.242%, 12/21/2023 ⊙	470,000	462,507
U.S. Treasury Notes
5.448% (3 Month
U.S. Treasury
Money Market
Yield + 0.035%),
10/31/2023 △	250,000	250,001
5.398% (3 Month
U.S. Treasury
Money Market
Yield – 0.015%),
01/31/2024 △	525,000	525,039
5.338% (3 Month
U.S. Treasury
Money Market
Yield – 0.075%),
04/30/2024 △	900,000	899,729
5.450% (3 Month
U.S. Treasury
Money Market
Yield + 0.037%),
07/31/2024 △	420,000	419,979
Total U.S. Treasury Debt
(Cost $12,873,676)		12,873,676
Government Obligations Fund (cont.)
DESCRIPTION	SHARES/PAR	VALUE ✇
Investment
Companies Ω – 1.4%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 5.221%	275,000,000	$275,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 5.280%	275,000,000	275,000
Goldman Sachs
Financial Square
Money Market
Fund, Institutional
Class, 5.223%	275,000,000	275,000
Invesco Government
& Agency Portfolio,
Institutional
Class, 5.251%	275,000,000	275,000
Total Investment
Companies
(Cost $1,100,000)		1,100,000

U.S. Government
Agency Repurchase
Agreements – 9.8%
Fixed Income Clearing Corp.
5.290%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $700,103
(collateralized by various
government agency
obligations: Total market
value $714,000)	$700,000	700,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $6,000,883
(collateralized by various
government agency
obligations: Total market
value $6,120,000)	6,000,000	6,000,000
ING Financial Markets LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by various
government agency
obligations: Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	15

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
5.300%, dated 08/31/2023,
matures 09/07/2023,
repurchase price $700,721
(collateralized by various
government agency
obligations: Total market
value $714,000)	$700,000	$700,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $7,500,000)		7,500,000

U.S. Treasury
Repurchase
Agreements – 54.5%
Bank of Nova Scotia
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $266,402
(collateralized by U.S.
Treasury obligations:
Total market value
$271,691)	266,363	266,363
Barclays Capital Inc.
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
BNP Paribas
5.280%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $1,250,183
(collateralized by U.S.
Treasury obligations:
Total market value
$1,302,131)	1,250,000	1,250,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.250%, dated 07/12/2023,
matures 09/07/2023,
repurchase price $302,494
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000) Ø	$300,000	$300,000
CIBC World Markets Corp.
5.310%, dated 08/10/2023,
matures 09/07/2023,
repurchase price $401,652
(collateralized by U.S.
Treasury obligations:
Total market value
$409,324) Ø	400,000	400,000
5.310%, dated 08/29/2023,
matures 09/07/2023,
repurchase price $100,133
(collateralized by U.S.
Treasury obligations:
Total market value
$102,045) Ø	100,000	100,000
5.310%, dated 08/30/2023,
matures 09/07/2023,
repurchase price $625,738
(collateralized by U.S.
Treasury obligations:
Total market value
$637,688) Ø	625,000	625,000
Credit Agricole Corporate
and Investment Bank
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $249,752
(collateralized by U.S.
Treasury obligations:
Total market value
$254,710)	249,716	249,716
Federal Reserve Bank
of New York
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $19,202,827
(collateralized by U.S.
Treasury obligations:
Total market value
$19,202,827)	19,200,000	19,200,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp.
5.260%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $19,761
(collateralized by U.S.
Treasury obligations:
Total market value
$20,153)	$19,758	$19,758
5.260%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $205,272
(collateralized by U.S.
Treasury obligations:
Total market value
$209,347)	205,242	205,242
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $7,201,060
(collateralized by U.S.
Treasury obligations:
Total market value
$7,344,000)	7,200,000	7,200,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $5,400,795
(collateralized by U.S.
Treasury obligations:
Total market value
$5,508,000)	5,400,000	5,400,000
5.310%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $1,800,266
(collateralized by U.S.
Treasury obligations:
Total market value
$1,836,000)	1,800,000	1,800,000
Goldman Sachs & Co. LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $350,052
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000)	350,000	350,000
HSBC Securities (USA), Inc.
5.260%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,022)	150,000	150,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
ING Financial Markets LLC
5.300%, dated 08/25/2023,
matures 09/01/2023,
repurchase price $100,103
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
5.300%, dated 08/28/2023,
matures 09/05/2023,
repurchase price $150,177
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
5.300%, dated 08/29/2023,
matures 09/05/2023,
repurchase price $50,052
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
5.300%, dated 08/30/2023,
matures 09/06/2023,
repurchase price $150,155
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
5.300%, dated 08/31/2023,
matures 09/07/2023,
repurchase price $200,206
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
MUFG Securities Americas Inc.
5.310%, dated 07/27/2023,
matures 09/07/2023,
repurchase price $352,168
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000) Ø	350,000	350,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	17

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
MUFG Securities Canada Ltd
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $300,044
(collateralized by U.S.
Treasury obligations:
Total market value
$306,045)	$300,000	$300,000
RBC Dominion Securities Inc.
5.270%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
5.310%, dated 08/31/2023,
matures 09/07/2023,
repurchase price $625,645
(collateralized by U.S.
Treasury obligations:
Total market value
$637,500) Ø	625,000	625,000
Royal Bank of Canada
5.310%, dated 08/01/2023,
matures 09/07/2023,
repurchase price $603,275
(collateralized by U.S.
Treasury obligations:
Total market value
$612,000) Ø	600,000	600,000
5.310%, dated 07/27/2023,
matures 09/07/2023,
repurchase price $905,576
(collateralized by U.S.
Treasury obligations:
Total market value
$918,000) Ø	900,000	900,000
Government Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $300,044
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	$300,000	$300,000
Total U.S. Treasury
Repurchase
Agreements
(Cost $41,841,079)		41,841,079
Total Investments ▲ – 101.6%
(Cost $77,953,774)		77,953,774
Other Assets and
Liabilities, Net – (1.6)%		(1,201,066)
Total Net Assets – 100.0%		$76,752,708

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2023.
⊙	Rate shown is annualized yield as of August 31, 2023.
★	Security purchased on a when-issued basis. On August 31, 2023, the total cost of investments purchased on a when-issued basis was $125,000 or 0.2% of total net assets.
Ω	The rate shown is the annualized seven-day yield as of August 31, 2023.
Ø	The maturity date shown represents the next put date.
▲	On August 31, 2023, the cost of investments for federal income tax purposes was $$77,953,775. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0 and $1 respectively.

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Asset Backed
Commercial Paper – 14.7%
Autobahn Funding Co LLC
5.384%, 09/01/2023 ⊙ ■	$3,300	$3,299
5.404%, 09/05/2023 ⊙ ■	15,000	14,989
5.404%, 09/06/2023 ⊙ ■	10,000	9,991
5.394%, 09/07/2023 ⊙ ■	10,000	9,990
5.424%, 09/25/2023 ⊙ ■	10,000	9,963
CAFCO LLC
5.526%, 10/06/2023 ⊙ ■	8,000	7,957
5.546%, 10/23/2023 ⊙ ■	7,000	6,944
5.597%, 11/13/2023 ⊙ ■	7,000	6,922
5.597%, 11/20/2023 ⊙ ■	12,000	11,852
Chariot Funding LLC
5.424%, 09/08/2023 ⊙ ■	5,000	4,994
5.576%, 12/20/2023 ⊙ ■	5,000	4,915
Collateralized Commercial
Paper FLEX Co., LLC
5.760% (SOFR + 0.460%),
10/05/2023 ■ △	5,000	5,002
5.760% (SOFR + 0.460%),
12/07/2023 ■ △	10,000	10,000
Collateralized Commercial
Paper V Co., LLC
5.770% (SOFR + 0.470%),
02/15/2024 △	5,000	5,000
Fairway Finance Co LLC
5.566%, 11/16/2023 ⊙ ■	7,000	6,918
Liberty Street Funding LLC
5.526%, 09/27/2023 ⊙ ■	10,000	9,960
5.526%, 09/29/2023 ⊙ ■	7,000	6,970
5.516%, 10/24/2023 ⊙ ■	5,000	4,959
5.526%, 11/01/2023 ⊙ ■	5,000	4,953
5.505%, 11/10/2023 ⊙ ■	5,000	4,946
5.576%, 12/04/2023 ⊙ ■	4,000	3,942
5.597%, 01/08/2024 ⊙ ■	5,000	4,899
Longship Funding LLC
5.385%, 09/05/2023 ⊙ ■	50,000	49,963
5.394%, 09/06/2023 ⊙ ■	10,000	9,991
Manhattan Asset Funding Co
5.505%, 10/02/2023 ⊙ ■	15,000	14,928
5.505%, 10/20/2023 ⊙ ■	5,000	4,962
5.505%, 11/08/2023 ⊙ ■	5,000	4,948
Old Line Funding LLC
5.750% (SOFR + 0.450%),
09/22/2023 ■ △	5,000	5,000
5.640% (SOFR + 0.340%),
11/07/2023 ■ △	10,000	10,001
5.526%, 11/17/2023 ⊙ ■	5,000	4,941
5.720% (SOFR + 0.420%),
02/27/2024 ■ △	5,000	5,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Thunder Bay Funding LLC
5.670% (SOFR + 0.370%),
10/20/2023 ■ △	$5,000	$5,000
5.536%, 11/09/2023 ⊙ ■	10,000	9,895
Total Asset Backed
Commercial Paper
(Cost $284,024)		283,994

Certificates of
Deposit – 12.3%
Bank of America NA
5.630% (SOFR + 0.330%),
11/13/2023 △	15,000	15,004
Bank of Montreal/Chicago
5.940% (SOFR + 0.640%),
07/05/2024 △	5,000	5,002
Bank of Nova Scotia/Houston
5.650% (SOFR + 0.350%),
11/07/2023 △	4,000	4,001
Commonwealth Bank of
Australia/NY
5.620% (SOFR + 0.320%),
10/31/2023 △	10,000	10,002
Mizuho Bank Ltd/NY
5.640% (SOFR + 0.340%),
11/14/2023 △	5,000	5,002
5.710% (SOFR + 0.410%),
02/09/2024 △	5,000	5,001
National Australia Bank Ltd/NY
5.680% (SOFR + 0.380%),
12/15/2023 △	7,000	7,004
5.650% (SOFR + 0.350%),
01/29/2024 △	5,000	5,000
Nordea Bank ABP/NY
5.830% (SOFR + 0.530%),
09/11/2023 △	11,000	11,001
6.070% (SOFR + 0.770%),
10/23/2023 △	3,796	3,799
State Street Bank & Trust
5.630% (SOFR + 0.330%),
11/20/2023 △	10,000	10,003
5.640% (SOFR + 0.340%),
02/21/2024 △	5,000	5,000
Sumitomo Mitsui Bank/NY
6.000% (SOFR + 0.700%),
10/02/2023 △	5,000	5,002
5.800% (SOFR + 0.500%),
10/16/2023 △	2,500	2,501
Sumitomo Mitsui Trust/NY
5.310%, 09/06/2023	30,000	30,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	19

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.530% (SOFR + 0.230%),
12/01/2023 △ ★	$5,000	$5,000
Svenska Handelsbanken/NY
5.860% (SOFR + 0.560%),
09/01/2023 △	5,000	5,000
5.540% (SOFR + 0.240%),
09/07/2023 △	10,000	10,001
5.690% (SOFR + 0.390%),
01/26/2024 △	5,000	5,001
5.830% (SOFR + 0.530%),
03/07/2024 △	5,000	5,004
Swedbank/NY
5.300%, 09/05/2023	40,000	40,000
Wells Fargo Bank NA
5.650% (SOFR + 0.350%),
10/24/2023 △	5,000	5,001
5.670% (SOFR + 0.370%),
12/12/2023 △	5,000	5,002
5.850% (SOFR + 0.550%),
01/05/2024 △	5,000	5,005
Westpac Banking Corp/NY
5.840% (SOFR + 0.540%),
09/07/2023 △	20,000	20,002
5.620% (SOFR + 0.320%),
11/07/2023 △	5,000	5,001
5.780% (SOFR + 0.480%),
04/15/2024 △	5,000	5,002
Total Certificates of Deposit
(Cost $238,307)		238,341

Financial Company
Commercial Paper – 12.1%
Australia & New Zealand
Banking Group Ltd
5.600% (SOFR + 0.300%),
11/06/2023 ■ △	5,000	5,001
5.610% (SOFR + 0.310%),
11/13/2023 ■ △	3,000	3,001
5.460% (SOFR + 0.160%),
12/11/2023 ■ △	10,000	9,998
5.650% (SOFR + 0.350%),
12/14/2023 ■ △	5,000	5,001
Bank of Montreal
5.800% (SOFR + 0.500%),
10/03/2023 △	10,000	10,003
5.720% (SOFR + 0.420%),
01/08/2024 △	10,000	10,004
Bank of Nova Scotia
5.960% (SOFR + 0.660%),
09/05/2023 ■ △	5,000	5,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
CDP Financial Inc
4.999%, 11/01/2023 ⊙ ■	$3,500	$3,467
5.445%, 12/12/2023 ⊙ ■	7,000	6,891
5.650% (SOFR + 0.350%),
01/08/2024 ■ △	5,000	5,000
Commonwealth Bank
of Australia
5.690% (SOFR + 0.390%),
01/22/2024 ■ △	7,000	7,002
Macquarie Bank Ltd
5.404%, 09/01/2023 ⊙ ■	6,000	5,999
5.374%, 09/07/2023 ⊙ ■	7,000	6,993
Metlife Short Term Funding LLC
5.364%, 9/26/2023 ⊙ ■	3,000	2,988
National Australia Bank Ltd
5.770% (SOFR + 0.470%),
11/06/2023 ■ △	5,000	5,003
5.650% (SOFR + 0.350%),
12/05/2023 ■ △	5,000	5,002
Nederlandse Waterschaps
5.323%, 09/22/2023 ⊙ ■	5,000	4,984
NRW.Bank
5.358%, 09/05/2023 ⊙ ■	30,000	29,978
Pacific Life Short Term
Funding, LLC
5.323%, 09/06/2023 ⊙ ■	10,000	9,991
5.394%, 09/14/2023 ⊙ ■	5,900	5,888
PSP Capital Inc
5.339%, 09/18/2023 ⊙ ■	25,000	24,933
Skandinaviska Enskilda
Banken AB
5.485%, 09/29/2023 ⊙ ■	5,000	4,979
Sumitomo Mitsui Trust/NY
5.384%, 09/22/2023 ⊙ ■	10,000	9,967
5.526%, 10/04/2023 ⊙ ■	7,000	6,965
Suncorp Metway Ltd
5.526%, 10/11/2023 ⊙ ■	5,000	4,967
5.536%, 10/17/2023 ⊙ ■	5,000	4,963
Swedbank
5.516%, 11/30/2023 ⊙	14,000	13,809
Toronto Dominion Bank
6.070% (U.S. Federal
Funds Effective
Rate + 0.740%),
11/15/2023 ■ △	5,000	5,005
Westpac Banking Corp
5.710% (SOFR + 0.410%),
10/25/2023 ■ △	10,000	10,004
Total Financial Company
Commercial Paper
(Cost $232,791)		232,786

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Non-Negotiable
Time Deposits – 11.7%
Canadian Imperial Bank of
Commerce, Toronto Branch
5.300%, 09/01/2023	$50,000	$50,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
5.300%, 09/01/2023	85,000	85,000
DnB Bank ASA,
New York Branch
5.280%, 09/01/2023	90,000	90,000
Total Non-Negotiable
Time Deposits
(Cost $225,000)		225,000

Non-Financial Company
Commercial Paper – 5.4%
Apple Inc
5.323%, 09/05/2023 ⊙ ■	10,425	10,417
John Deere Canada ULC
5.384%, 09/18/2023 ⊙ ■	10,000	9,974
John Deere Capital Corp
5.343%, 09/05/2023 ⊙ ■	6,000	5,995
5.323%, 09/25/2023 ⊙ ■	5,000	4,982
Novartis Finance Corp
5.333%, 09/01/2023 ⊙ ■	30,000	29,996
TotalEnergies Capital Canada Ltd
5.384%, 09/05/2023 ⊙ ■	19,000	18,986
TotalEnergies Capital SA
5.384%, 09/06/2023 ⊙ ■	4,000	3,997
5.384%, 09/08/2023 ⊙ ■	15,000	14,982
5.404%, 09/21/2023 ⊙ ■	5,000	4,984
Total Non-Financial Company
Commercial Paper
(Cost $104,328)		104,313

U.S. Treasury Debt – 3.1%
U.S. Treasury Bills ⊙
5.323%, 09/05/2023	25,000	24,985
5.349%, 09/26/2023	35,000	34,872
Total U.S. Treasury Debt
(Cost $59,857)		59,857

Other Instruments – 0.9%
BofA Securities, Inc.
5.500% (SOFR + 0.200%),
12/15/2023 △	5,000	5,000
Skandinaviska Enskilda
Banken AB
0.550%, 09/01/2023 ■	6,121	6,120
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Toyota Motor Credit Corp
6.050% (SOFR + 0.750%),
12/11/2023 △	$6,000	$6,008
Total Other Instruments
(Cost $17,128)		17,128

Variable Rate
Demand Note – 0.3%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
5.300%, 09/07/2023 # Ø	5,500	5,500
(Cost $5,500)

Other Repurchase
Agreements – 16.3%
BNP Paribas
5.410% (OBFR + 0.090%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $6,001
(collateralized by various
securities: Total market
value $6,300) △	6,000	6,000
5.470% (OBFR + 0.150%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $31,005
(collateralized by various
securities: Total market
value $32,550) △	31,000	31,000
5.570% (OBFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $15,081
(collateralized by various
securities: Total market
value $15,750) △ Ø ∞	15,000	15,000
BofA Securities, Inc.
5.370%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $20,003
(collateralized by various
securities: Total market
value $21,001)	20,000	20,000
5.560% (OBFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $10,054
(collateralized by various
securities: Total market
value $10,500) Ø ∞	10,000	10,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	21

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate
and Investment Bank
5.380% (OBFR + 0.060%),
dated 08/31/2023,
matures 09/07/2023,
repurchase price $5,005
(collateralized by various
securities: Total market
value $5,250) △ Ø	$5,000	$5,000
HSBC Securities (USA), Inc.
5.420% (OBFR + 0.100%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $46,007
(collateralized by various
securities: Total market
value $48,307) △	46,000	46,000
5.550% (SOFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $5,027
(collateralized by various
securities: Total market
value $5,251) △ Ø ∞	5,000	5,000
ING Financial Markets LLC
5.400% (OBFR + 0.080%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $9,001
(collateralized by various
securities: Total market
value $9,450) △	9,000	9,000
JP Morgan Securities LLC
5.470% (OBFR + 0.150%),
dated 08/31/2023,
matures 09/07/2023,
repurchase price $15,016
(collateralized by various
securities: Total market
value $15,824) △ Ø	15,000	15,000
5.830% (1 Month LIBOR
USD + 0.400%),
dated 08/31/2023,
matures 11/29/2023,
repurchase price $15,219
(collateralized by various
securities: Total market
value $15,828) △ Ø ∞	15,000	15,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
MUFG Securities Americas Inc.
5.380% (OBFR + 0.060%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $6,001
(collateralized by various
securities: Total market
value $6,300) △	$6,000	$6,000
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $43,006
(collateralized by various
securities: Total market
value $45,150) △	43,000	43,000
Societe Generale
5.500% (OBFR + 0.180%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $40,006
(collateralized by various
securities: Total market
value $41,998) △	40,000	40,000
TD Securities (USA) LLC
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $38,006
(collateralized by various
securities: Total market
value $39,901) △	38,000	38,000
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $10,001
(collateralized by various
securities: Total market
value $10,505) △	10,000	10,000
Total Other Repurchase
Agreements
(Cost $314,000)		314,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 23.8%
Bank of Nova Scotia
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $237,141
(collateralized by U.S.
Treasury obligations:
Total market value
$241,848)	$237,106	$237,106
Credit Agricole Corporate
and Investment Bank
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $222,319
(collateralized by U.S.
Treasury obligations: Total
market value $226,733)	222,287	222,287
Total U.S. Treasury
Repurchase Agreements
(Cost $459,393)		459,393
Total Investments ▲ – 100.6%
(Cost $1,940,328)		1,940,312
Other Assets and
Liabilities, Net – (0.6)%		(11,272)
Total Net Assets – 100.0%		$1,929,040
Institutional Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of August 31, 2023.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2023, the value of these investments was $588,397 or 30.5% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2023.

★	Security purchased on a when-issued basis. On August 31, 2023, the total cost of investments purchased on a when-issued basis was $5,000 or 0.3% of total net assets.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2023, the value of these investments was $45,000 or 2.3% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2023, the cost of investments for federal income tax purposes was $1,940,328. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $65, and $81 respectively.

Investment Abbreviations:

LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	23

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Asset Backed Commercial
Paper – 16.4%
Autobahn Funding Co LLC
5.384%, 09/01/2023 ⊙ ■	$5,000	$5,000
5.404%, 09/05/2023 ⊙ ■	20,000	19,988
5.404%, 09/06/2023 ⊙ ■	10,000	9,993
5.394%, 09/07/2023 ⊙ ■	10,000	9,991
CAFCO LLC
5.526%, 10/06/2023 ⊙ ■	17,000	16,910
5.546%, 10/23/2023 ⊙ ■	13,000	12,897
5.597%, 11/13/2023 ⊙ ■	13,000	12,855
5.597%, 11/20/2023 ⊙ ■	23,000	22,718
Chariot Funding LLC
5.576%, 12/20/2023 ⊙ ■	5,000	4,916
Collateralized Commercial
Paper FLEX Co., LLC
5.760% (SOFR + 0.460%),
10/05/2023 ■ △	10,000	10,000
5.760% (SOFR + 0.460%),
12/07/2023 ■ △	20,000	20,000
Collateralized Commercial
Paper V Co., LLC
5.770% (SOFR + 0.470%),
02/15/2024 △	10,000	10,000
Fairway Finance Co LLC
5.566%, 11/16/2023 ⊙ ■	13,000	12,849
Liberty Street Funding LLC
5.526%, 09/27/2023 ⊙ ■	20,000	19,921
5.526%, 09/29/2023 ⊙ ■	13,000	12,945
5.516%, 10/24/2023 ⊙ ■	10,000	9,920
5.499%, 11/01/2023 ⊙ ■	21,000	20,807
5.505%, 11/10/2023 ⊙ ■	10,000	9,894
5.576%, 12/04/2023 ⊙ ■	6,000	5,914
5.597%, 01/08/2024 ⊙ ■	10,000	9,802
Longship Funding LLC
5.383%, 09/05/2023 ⊙ ■	60,000	59,965
Manhattan Asset Funding Co
5.505%, 10/02/2023 ⊙ ■	30,000	29,860
5.455%, 10/05/2023 ⊙ ■	10,000	9,949
5.505%, 10/20/2023 ⊙ ■	10,000	9,926
5.505%, 11/08/2023 ⊙ ■	10,000	9,897
Old Line Funding LLC
5.750% (SOFR + 0.450%),
09/22/2023 ■ △	5,100	5,101
5.640% (SOFR + 0.340%),
11/07/2023 ■ △	15,000	15,000
5.526%, 11/17/2023 ⊙ ■	10,000	9,883
5.720% (SOFR + 0.420%),
02/27/2024 ■ △	25,000	25,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Thunder Bay Funding LLC
5.670% (SOFR + 0.370%),
10/20/2023 ■ △	$15,000	$15,000
5.536%, 11/09/2023 ⊙ ■	20,000	19,791
Total Asset Backed
Commercial Paper
(Cost $466,692)		466,692

Financial Company
Commercial Paper – 15.4%
Australia & New Zealand
Banking Group Ltd
5.660% (SOFR + 0.360%),
10/13/2023 ■ △	10,000	10,000
5.600% (SOFR + 0.300%),
11/06/2023 ■ △	10,000	10,000
5.610% (SOFR + 0.310%),
11/13/2023 ■ △	7,000	7,000
5.460% (SOFR + 0.160%),
12/11/2023 ■ △	20,000	20,000
5.650% (SOFR + 0.350%),
12/14/2023 ■ △	10,000	10,000
Bank of Montreal
5.800% (SOFR + 0.500%),
10/03/2023 △	25,000	25,000
5.720% (SOFR + 0.420%),
01/08/2024 △	20,000	20,000
Bank of Nova Scotia
5.960% (SOFR + 0.660%),
09/05/2023 ■ △	10,000	10,000
CDP Financial Inc
5.700% (SOFR + 0.400%),
10/10/2023 ■ △	5,000	5,000
4.998%, 11/01/2023 ⊙ ■	10,000	9,917
5.445%, 12/12/2023 ⊙ ■	13,000	12,802
5.650% (SOFR + 0.350%),
01/08/2024 ■ △	10,000	9,999
Commonwealth Bank
of Australia
5.690% (SOFR + 0.390%),
01/22/2024 ■ △	13,000	13,000
Macquarie Bank Ltd
5.404%, 09/01/2023 ⊙ ■	6,000	6,000
5.374%, 09/07/2023 ⊙ ■	13,000	12,988
Metlife Short Term Funding LLC
5.363%, 09/26/2023 ⊙ ■	6,935	6,909
National Australia Bank Ltd
5.770% (SOFR + 0.470%),
11/06/2023 ■ △	10,000	10,000
5.650% (SOFR + 0.350%),
12/05/2023 ■ △	10,000	10,000

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Nederlandse Waterschaps
5.323%, 09/22/2023 ⊙ ■	$10,000	$9,969
NRW.Bank
5.358%, 09/05/2023 ⊙ ■	50,000	49,971
Pacific Life Short Term
Funding, LLC
5.323%, 09/06/2023 ⊙ ■	18,200	18,187
PSP Capital Inc
5.339%, 09/18/2023 ⊙ ■	45,000	44,888
Sumitomo Mitsui Trust/NY
5.384%, 09/22/2023 ⊙ ■	20,000	19,938
5.526%, 10/04/2023 ⊙ ■	13,000	12,935
Suncorp Metway Ltd
5.526%, 10/11/2023 ⊙ ■	10,000	9,940
5.536%, 10/17/2023 ⊙ ■	10,000	9,930
Swedbank
5.516%, 11/30/2023 ⊙	24,357	24,026
Toronto Dominion Bank
6.070% (U.S. Federal Funds
Effective Rate + 0.740%),
11/15/2023 ■ △	10,000	10,000
Westpac Banking Corp
5.710% (SOFR + 0.410%),
10/25/2023 ■ △	20,000	20,001
Total Financial Company
Commercial Paper
(Cost $438,400)		438,400

Certificates of
Deposit – 14.1%
Bank of America NA
5.630% (SOFR + 0.330%),
11/13/2023 △	25,000	25,000
Bank of Montreal/Chicago
5.940% (SOFR + 0.640%),
07/05/2024 △	10,000	10,000
Bank of Nova Scotia/Houston
5.650% (SOFR + 0.350%),
11/07/2023 △	11,000	11,000
Commonwealth Bank
of Australia/NY
5.620% (SOFR + 0.320%),
10/31/2023 △	20,000	20,000
Mizuho Bank Ltd/NY
5.640% (SOFR + 0.340%),
11/14/2023 △	10,000	10,000
5.710% (SOFR + 0.410%),
02/09/2024 △	10,000	10,000
National Australia Bank Ltd/NY
5.680% (SOFR + 0.380%),
12/15/2023 △	13,000	13,000
5.650% (SOFR + 0.350%),
01/29/2024 △	10,000	10,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Nordea Bank ABP/NY
5.830% (SOFR + 0.530%),
09/11/2023 △	$16,500	$16,501
6.070% (SOFR + 0.770%),
10/23/2023 △	15,000	15,012
State Street Bank & Trust
5.630% (SOFR + 0.330%),
11/20/2023 △	20,000	20,000
5.640% (SOFR + 0.340%),
02/21/2024 △	10,000	10,000
Sumitomo Mitsui Bank/NY
6.000% (SOFR + 0.700%),
10/02/2023 △	10,000	10,004
5.800% (SOFR + 0.500%),
10/16/2023 △	5,000	5,002
Sumitomo Mitsui Trust/NY
5.310%, 09/06/2023	70,000	70,000
5.530% (SOFR + 0.230%),
12/01/2023 △ ★	10,000	10,000
5.630% (SOFR + 0.330%),
01/25/2024 △	10,000	10,000
Svenska Handelsbanken/NY
5.540% (SOFR + 0.240%),
09/07/2023 △	15,000	15,000
5.690% (SOFR + 0.390%),
01/26/2024 △	10,000	10,001
5.830% (SOFR + 0.530%),
03/07/2024 △	10,000	10,000
Swedbank/NY
5.300%, 09/05/2023	10,000	10,000
Wells Fargo Bank NA
5.650% (SOFR + 0.350%),
10/24/2023 △	10,000	10,003
5.670% (SOFR + 0.370%),
12/12/2023 △	10,000	10,002
5.850% (SOFR + 0.550%),
01/05/2024 △	10,000	10,000
Westpac Banking Corp/NY
5.840% (SOFR + 0.540%),
09/07/2023 △	30,000	30,002
5.620% (SOFR + 0.320%),
11/07/2023 △	10,000	10,000
5.780% (SOFR + 0.480%),
04/15/2024 △	10,000	10,000
Total Certificates of Deposit
(Cost $400,527)		400,527

Non-Negotiable
Time Deposits – 10.9%
Canadian Imperial Bank of
Commerce, Toronto Branch
5.300%, 09/01/2023	50,000	50,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
5.300%, 09/01/2023	125,000	125,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	25

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
DnB Bank ASA,
New York Branch
5.280%, 09/01/2023	$135,000	$135,000
Total Non-Negotiable
Time Deposits
(Cost $310,000)		310,000

Non-Financial Company
Commercial Paper – 3.2%
John Deere Capital Corp
5.343%, 09/05/2023 ⊙ ■	6,500	6,496
5.323%, 09/25/2023 ⊙ ■	10,000	9,965
Novartis Finance Corp
5.333%, 09/01/2023 ⊙ ■	23,000	23,000
TotalEnergies Capital SA
5.384%, 09/08/2023 ⊙ ■	20,000	19,979
5.404%, 09/21/2023 ⊙ ■	20,000	19,941
Toyota Credit de Puerto Rico
5.495%, 10/13/2023 ⊙	11,600	11,527
Total Non-Financial Company
Commercial Paper
(Cost $90,908)		90,908

Other Instruments – 0.7%
BofA Securities, Inc.
5.500% (SOFR + 0.200%),
12/15/2023 △	10,000	10,000
Toyota Motor Credit Corp
6.050% (SOFR + 0.750%),
12/11/2023 △	11,453	11,467
Total Other Instruments
(Cost $21,467)		21,467

Other Repurchase
Agreements – 23.9%
BNP Paribas
5.410% (OBFR + 0.090%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $4,001
(collateralized by various
securities: Total market
value $4,200) △	4,000	4,000
5.470% (OBFR + 0.150%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by various
securities: Total market
value $105,001) △	100,000	100,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.570% (OBFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $25,135
(collateralized by various
securities: Total market
value $26,251) △ Ø ∞	$25,000	$25,000
BofA Securities, Inc.
5.370%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $30,004
(collateralized by various
securities: Total market
value $31,501)	30,000	30,000
5.610% (OBFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $25,136
(collateralized by various
securities: Total market
value $26,250) Ø ∞	25,000	25,000
Credit Agricole Corporate
and Investment Bank
5.380% (OBFR + 0.060%),
dated 08/31/2023,
matures 09/07/2023,
repurchase price $10,010
(collateralized by various
securities: Total market
value $10,500) △ Ø	10,000	10,000
HSBC Securities (USA), Inc.
5.420% (OBFR + 0.100%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $74,011
(collateralized by various
securities: Total market
value $77,712) △	74,000	74,000
5.550% (OBFR + 0.250%),
dated 08/31/2023,
matures 10/05/2023,
repurchase price $7,038
(collateralized by various
securities: Total market
value $7,351) △ Ø ∞	7,000	7,000
ING Financial Markets LLC
5.400% (OBFR + 0.080%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $16,002
(collateralized by various
securities: Total market
value $16,801) △	16,000	16,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
JP Morgan Securities LLC
5.470% (OBFR + 0.150%),
dated 08/31/2023,
matures 09/07/2023,
repurchase price $30,032
(collateralized by various
securities: Total market
value $31,648) △ Ø	$30,000	$30,000
5.830% (1 Month LIBOR
USD + 0.400%),
dated 08/31/2023,
matures 11/29/2023,
repurchase price $30,437
(collateralized by various
securities: Total market
value $31,655) △ Ø ∞	30,000	30,000
MUFG Securities Americas Inc.
5.380% (OBFR + 0.060%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $34,005
(collateralized by various
securities: Total market
value $35,700) △	34,000	34,000
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $86,013
(collateralized by various
securities: Total market
value $90,300) △	86,000	86,000
Societe Generale
5.500% (OBFR + 0.180%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $115,018
(collateralized by various
securities: Total market
value $120,750) △	115,000	115,000
TD Securities (USA) LLC
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $79,012
(collateralized by various
securities: Total market
value $82,951) △	79,000	79,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.390% (OBFR + 0.070%),
dated 08/31/2023,
matures 09/01/2023,
repurchase price $15,002
(collateralized by various
securities: Total market
value $15,750) △	$15,000	$15,000
Total Other Repurchase
Agreements
(Cost $680,000)		680,000

U.S. Treasury Repurchase
Agreements – 16.0%
Bank of Nova Scotia
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $236,130
(collateralized by U.S.
Treasury obligations:
Total market value
$240,818)	236,096	236,096
Credit Agricole Corporate
and Investment Bank
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $221,372
(collateralized by U.S.
Treasury obligations:
Total market value
$225,767)	221,340	221,340
Total U.S. Treasury
Repurchase Agreements
(Cost $457,436)		457,436
Total Investments ▲ – 100.6%
(Cost $2,865,430)		2,865,430
Other Assets and
Liabilities, Net – (0.6)%		(16,224)
Total Net Assets – 100.0%		$2,849,206

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	27

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of August 31, 2023.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2023, the value of these investments was $905,447 or 31.8% of total net assets.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2023.
★	Security purchased on a when-issued basis. On August 31, 2023, the total cost of investments purchased on a when-issued basis was $10,000 or 0.4% of total net assets.
Ø	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2023, the value of these investments was $87,000 or 3.1% of total net assets. See note 2 in Notes to Financial Statements.
▲	On August 31, 2023, the cost of investments for federal income tax purposes was $2,865,430. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes – 80.7%
Arizona – 1.8%
Arizona Health Facilities
Authority, Banner Health,
Series 2015C (LOC:
Bank of America)
3.950%, 09/01/2023 # Ø	$6,360	$6,360

Florida – 5.0%
Halifax Hospital Medical
Center, Daytona Beach,
Florida, Series 2008 (LOC:
JPMorgan Chase Bank)
4.000%, 09/07/2023 # Ø	9,380	9,380
Orange County, Florida,
Health Facilities Authority
Hospital Healthcare System,
Series 2008E (LOC: TD Bank)
4.000%, 09/07/2023 # Ø	8,600	8,600
		17,980
Georgia – 4.0%
Macon Water Authority,
Tax-Exempt Adjustable Mode
Water & Sewer Refunding
and Improvement Revenue
Bonds, Series 2018B
4.140%, 09/07/2023 # Ø	14,520	14,520

Illinois – 20.8%
Illinois Education Facilities
Authority, The Adler
Planetarium, Series 1997
(LOC: PNC Bank)
4.200%, 09/07/2023 # Ø	5,100	5,100
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC: Northern
Trust Company)
4.250%, 09/07/2023 # Ø	12,100	12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
4.040%, 09/07/2023 # Ø	8,800	8,800
Illinois Finance Authority,
Steppenwolf Theatre Company
Project, Series 2019 (LOC:
Northern Trust Company)
4.100%, 09/07/2023 # Ø	17,000	17,000
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Illinois Finance Authority,
The Latin School of Chicago
Project, Series 2005A (LOC:
JPMorgan Chase Bank)
4.000%, 09/07/2023 # Ø	$5,190	$5,190
Illinois Finance Authority,
University of Chicago Medical
Center, Series 2010B
(LOC: Wells Fargo Bank)
3.800%, 09/01/2023 # Ø	14,675	14,675
Illinois State Finance Authority,
Little Company Mary
Hospital and Health Care
Centers, Series 2008A
(LOC: TD Bank)
4.080%, 09/07/2023 # Ø	12,000	12,000
University of Illinois University,
Health Services System,
Series 1997B (LOC:
Wells Fargo Bank)
4.000%, 09/07/2023 # Ø	300	300
		75,165
Indiana – 3.8%
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009B (LOC:
Wells Fargo Bank)
3.800%, 09/01/2023 # Ø	9,465	9,465
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C
(LOC: Sumitomo
Mitsui Banking)
4.200%, 09/07/2023 # Ø	2,175	2,175
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009D (LOC:
Wells Fargo Bank NA)
3.800%, 09/01/2023 # Ø	2,040	2,040
		13,680
Kentucky – 4.7%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
4.200%, 09/07/2023 # Ø	16,990	16,990

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	29

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Minnesota – 4.0%
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Five-Q
4.200%, 09/07/2023 # Ø	$9,025	$9,025
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Three-Z
4.200%, 09/07/2023 # Ø	5,400	5,400
		14,425
Mississippi – 4.6%
Mississippi Business Finance
Corporation, Chevron USA Inc.
Project, Series 2009B
(GTD: Chevron Corp)
3.800%, 09/01/2023 # Ø	5,350	5,350
Mississippi Business Finance
Corporation, Chevron USA Inc.
Project, Series 2009E
(GTD: Chevron Corp)
3.800%, 09/01/2023 # Ø	1,000	1,000
Mississippi Business Finance
Corporation, Chevron USA Inc.
Project, Series 2010I
(GTD: Chevron Corp)
3.800%, 09/01/2023 # Ø	955	955
Mississippi Development Bank,
Jackson County, Mississippi
Industrial Water System
Project, Series 2009
(GTD: Chevron Corp)
3.800%, 09/01/2023 # Ø	9,125	9,125
		16,430
Missouri – 0.9%
Missouri Health and Educational
Facilities Authority, Saint Louis
University, Series 2008B-2
(LOC: Wells Fargo Bank)
3.750%, 09/01/2023 # Ø	3,250	3,250

Nevada – 1.2%
Clark County, Nevada, Airport
System, Series 2008D-2B
(LOC: Wells Fargo Bank)
4.120%, 09/07/2023 # Ø	4,370	4,370
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
New Jersey – 0.5%
Essex County Improvement
Authority, Series 1986
(LOC: Wells Fargo Bank)
4.200%, 09/07/2023 # Ø	$1,750	$1,750

New York – 1.1%
New York City Transitional
Finance Authority Future
Tax Secured Subordinate
Bonds, Series 2013C-5
(LOC: Sumitomo
Mitsui Banking)
4.000%, 09/07/2023 # Ø	3,950	3,950

Pennsylvania – 3.3%
Pennsylvania Turnpike
Commission Variable Rate
Turnpike Revenue Bonds,
Second Series of 2019
(LOC: TD Bank)
4.010%, 09/07/2023 # Ø	11,795	11,795

Rhode Island – 0.7%
Rhode Island Health &
Educational Building
Corporation Revenue,
Brown University Issue,
Series 2003B (LOC:
Northern Trust Company)
4.000%, 09/07/2023 # Ø	2,600	2,600

Tennessee – 0.4%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1
(LOC: FHLB)
4.060%, 09/07/2023 # Ø	1,445	1,445

Texas – 7.4%
City of Houston, Texas,
Combined Utility System,
Series 2004B (LOC:
Sumitomo Mitsui Banking)
4.000%,09/07/2023 # Ø	6,000	6,000
City of Houston, Texas,
Combined Utility System,
Series 2018C (LOC:
Barclays Bank PLC)
4.100%, 09/07/2023 # Ø	10,980	10,980

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2010
(GTD: Exxon Mobil Corp)
3.850%, 09/01/2023 # Ø	$2,965	$2,965
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2011
(GTD: Exxon Mobil Corp)
3.850%, 09/01/2023 # Ø	2,650	2,650
Lower Neches Valley Authority
Industrial Development
Corporation, ExxonMobil
Project, Series 2012
(GTD: Exxon Mobil Corp)
3.850%, 09/01/2023 # Ø	4,000	4,000
University of Texas System,
Series 2008A
4.000%, 09/07/2023 # Ø	100	100
		26,695
Virginia – 7.5%
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003E
4.060%, 09/07/2023 # Ø	19,960	19,960
Portsmouth Redevelopment
& Housing Authority, Phoebus
Square Apartments,
Series 2008 (LOC: FHLMC)
4.160%, 09/07/2023 # Ø	7,200	7,200
		27,160
Washington – 6.9%
Port of Tacoma, Subordinate
Lien Revenue Bonds,
Series 2008B (LOC:
Bank of America)
4.100%, 09/07/2023 # Ø	25,000	25,000
Retail Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Wisconsin – 2.1%
Wisconsin Health and
Educational Facilities
Authority, Aspirus Wasau
Hospital, Inc., Series 2004
(LOC: JPMorgan Chase Bank) 4.050%, 09/07/2023 # Ø	$7,500	$7,500

Total Variable Rate
Demand Notes
(Cost $291,065)		291,065

Non-Financial Company
Commercial Paper – 15.7%
Regents of University
of Michigan
3.250%, 09/07/2023	15,000	15,000
Texas Technical University,
Series A
3.500%, 12/05/2023	17,000	17,000
University of Minnesota,
Series D
3.070%, 09/12/2023	11,977	11,977
University of Texas System,
Series A
3.550%, 09/14/2023	9,500	9,500
University of Texas System,
Series A
3.250%, 10/04/2023	3,000	3,000
Total Non-Financial Company
Commercial Paper
(Cost $56,477)		$56,477
Total Investments ▲ – 96.4%
(Cost $347,542)		347,542
Other Assets and
Liabilities, Net – 3.6%		13,162
Total Net Assets – 100.0%		$360,704

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	31

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

▲	On August 31, 2023, the cost of investments for federal income tax purposes was $347,542. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 24.7%
U.S. Treasury Bills ⊙
5.356%, 09/07/2023	$275,000	$274,758
5.299%, 09/12/2023	100,000	99,840
5.222%, 09/14/2023	548,000	546,981
5.343%, 09/19/2023	200,000	199,473
5.359%, 09/26/2023	580,000	577,871
5.344%, 10/03/2023	535,000	532,493
5.358%, 10/05/2023	300,000	298,503
5.331%, 10/10/2023	400,000	397,721
5.320%, 10/12/2023	500,000	497,000
5.308%, 10/17/2023	295,000	293,027
5.332%, 10/19/2023	375,000	372,371
5.364%, 10/24/2023	200,000	198,442
5.350%, 10/26/2023	300,000	297,581
5.285%, 10/31/2023	400,000	396,711
5.361%, 11/02/2023	520,000	515,265
5.340%, 11/09/2023	590,000	584,045
5.364%, 11/28/2023	110,000	108,577
5.317%, 11/30/2023	350,000	345,412
5.355%, 12/07/2023	520,000	512,600
5.243%, 12/14/2023	415,000	408,800
5.242%, 12/21/2023	270,000	265,696
U.S. Treasury Notes
0.375%, 10/31/2023	35,000	34,777
5.448% (3 Month U.S.
Treasury Money Market
Yield + 0.035%),
10/31/2023 △	550,000	550,004
5.398% (3 Month U.S.
Treasury Money Market
Yield – 0.015%),
01/31/2024 △	505,000	505,027
5.338% (3 Month U.S.
Treasury Money Market
Yield – 0.075%),
04/30/2024 △	505,000	504,844
5.450% (3 Month U.S.
Treasury Money Market
Yield + 0.037%),
07/31/2024 △	600,000	599,997
5.553% (3 Month U.S.
Treasury Money Market
Yield + 0.140%),
10/31/2024 △	475,000	474,996
5.613% (3 Month U.S.
Treasury Money Market
Yield + 0.200%),
01/31/2025 △	600,000	600,396
5.582% (3 Month U.S.
Treasury Money Market
Yield + 0.169%),
04/30/2025 △	275,000	275,120
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.538% (3 Month U.S.
Treasury Money Market
Yield + 0.125%),
07/31/2025 △	$325,000	$324,882
Total U.S. Treasury Debt
(Cost $11,593,210)		11,593,210

U.S. Treasury
Repurchase
Agreements – 75.0%
Bank of Montreal
5.250%, dated 08/31/2023,
matures 9/01/2023,
repurchase price $135,020
(collateralized by U.S.
Treasury obligations:
Total market value
$137,700)	135,000	135,000
Bank of Nova Scotia
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $860,560
(collateralized by U.S.
Treasury obligations:
Total market value
$877,643)	860,435	860,435
Barclays Capital Inc.
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
BMO Capital Markets Corp.
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $40,006
(collateralized by U.S.
Treasury obligations:
Total market value
$40,806)	40,000	40,000
BNP Paribas
5.280%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	33

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $750,110
(collateralized by U.S.
Treasury obligations:
Total market value
$785,396)	$750,000	$750,000
5.250%, dated
07/12/2023, matures
09/07/2023, repurchase
price $201,663
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000) Ø	200,000	200,000
CIBC World Markets Corp.
5.310%, dated 08/10/2023,
matures 09/07/2023,
repurchase price $251,033
(collateralized by U.S.
Treasury obligations:
Total market value
$255,827) Ø	250,000	250,000
5.310%, dated 08/29/2023,
matures 09/07/2023,
repurchase price $50,066
(collateralized by U.S.
Treasury obligations:
Total market value
$51,023) Ø	50,000	50,000
5.310%, dated 08/30/2023,
matures 09/07/2023,
repurchase price $375,443
(collateralized by U.S.
Treasury obligations:
Total market value
$382,613) Ø	375,000	375,000
Credit Agricole Corporate
and Investment Bank
5.250%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $806,775
(collateralized by U.S.
Treasury obligations:
Total market value
$822,791)	806,657	806,657
Federal Reserve Bank
of New York
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $14,302,105
(collateralized by U.S.
Treasury obligations:
Total market value
$14,302,105)	14,300,000	14,300,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp.
5.200%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $50,007
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	$50,000	$50,000
5.260%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $225,033
(collateralized by U.S.
Treasury obligations:
Total market value
$229,500)	225,000	225,000
5.290%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $400,059
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000)	400,000	400,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $4,800,707
(collateralized by U.S.
Treasury obligations:
Total market value
$4,896,000)	4,800,000	4,800,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $3,600,530
(collateralized by U.S.
Treasury obligations:
Total market value
$3,672,000)	3,600,000	3,600,000
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $4,000,589
(collateralized by U.S.
Treasury obligations:
Total market value
$4,080,000)	4,000,000	4,000,000
5.310%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $1,200,177
(collateralized by U.S.
Treasury obligations:
Total market
value $1,224,000)	1,200,000	1,200,000

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Goldman Sachs & Co. LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $150,022
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	$150,000	$150,000
HSBC Securities (USA), Inc.
5.260%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market value
$102,015)	100,000	100,000
ING Financial Markets LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
5.300%, dated 08/25/2023,
matures 09/01/2023,
repurchase price $50,052
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
5.300%, dated 08/28/2023,
matures 09/05/2023,
repurchase price $100,118
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
5.300%, dated 08/29/2023,
matures 09/05/2023,
repurchase price $50,052
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
5.300%, dated 08/30/2023,
matures 09/06/2023,
repurchase price $100,103
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.300%, dated 08/31/2023,
matures 09/07/2023,
repurchase price $100,103
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
MUFG Securities (Canada) Ltd.
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market value
$204,030)	200,000	200,000
5.310%, dated 07/27/2023,
matures 09/07/2023,
repurchase price $150,929
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000) Ø	150,000	150,000
RBC Dominion Securities Inc.
5.270%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
5.310%, dated 07/27/2023,
matures 09/07/2023,
repurchase price $377,323
(collateralized by U.S.
Treasury obligations:
Total market value
$382,500) Ø	375,000	375,000
Royal Bank of Canada
5.310%, dated 08/01/2023,
matures 09/07/2023,
repurchase price $402,183
(collateralized by U.S.
Treasury obligations:
Total market value
$408,000) Ø	400,000	400,000
5.310%, dated 07/27/2023,
matures 09/07/2023,
repurchase price $603,717
(collateralized by U.S.
Treasury obligations:
Total market value
$612,000) Ø	600,000	600,000

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	35

Schedule of Investments	August 31, 2023, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
5.300%, dated 08/31/2023,
matures 09/01/2023,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	$200,000	$200,000
Total U.S. Treasury
Repurchase Agreements
(Cost $35,167,092)		35,167,092
Total Investments ▲ – 99.7%
(Cost $46,760,302)		46,760,302
Other Assets and
Liabilities, Net – 0.3%		122,981
Total Net Assets – 100.0%		$46,883,283

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of August 31, 2023.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2023.
Ø	The maturity date shown represents the next put date.
▲	On August 31, 2023, the cost of investments for federal income tax purposes was $46,760,302. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 101.5%
U.S. Treasury Bills ⊙
5.335%, 09/07/2023	$189,689	$189,523
5.308%, 09/12/2023	235,680	235,303
5.269%, 09/14/2023	249,901	249,432
5.336%, 09/19/2023	199,229	198,705
5.278%, 09/21/2023	165,000	164,523
5.356%, 09/26/2023	250,000	249,083
5.308%, 09/28/2023	125,000	124,509
5.340%, 10/03/2023	314,675	313,202
5.333%, 10/05/2023	409,710	407,675
5.344%, 10/10/2023	223,885	222,607
5.337%, 10/12/2023	381,698	379,410
5.322%, 10/17/2023	160,585	159,508
5.327%, 10/19/2023	107,633	106,879
5.341%, 10/24/2023	111,590	110,724
5.348%, 10/26/2023	275,000	272,784
5.310%, 10/31/2023	75,000	74,371
5.347%, 11/02/2023	180,938	179,295
5.351%, 11/09/2023	100,000	98,988
5.374%, 11/16/2023	163,835	162,002
5.380%, 11/24/2023	66,952	66,123
5.359%, 11/28/2023	60,000	59,225
5.359%, 12/05/2023	25,000	24,651
5.244%, 12/14/2023	10,000	9,850
5.242%, 12/21/2023	10,000	9,840
5.273%, 12/28/2023	15,000	14,744
U.S. Treasury Notes
5.448% (3 Month U.S.
Treasury Money Market
Yield + 0.035%),
10/31/2023 △	25,000	25,000
5.398% (3 Month U.S.
Treasury Money Market
Yield – 0.015%),
1/31/2024 △	80,000	80,010
5.338% (3 Month U.S.
Treasury Money Market
Yield – 0.075%),
4/30/2024 △	155,522	155,472
5.450% (3 Month U.S.
Treasury Money Market
Yield + 0.037%),
7/31/2024 △	117,000	116,990
5.553% (3 Month U.S.
Treasury Money Market
Yield + 0.140%),
10/31/2024 △	115,568	115,639
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
5.582% (3 Month U.S.
Treasury Money Market
Yield + 0.169%),
4/30/2025 △	$49,553	$49,596
5.538% (3 Month U.S.
Treasury Money Market
Yield + 0.125%),
7/31/2025 △	36,245	36,228
Total U.S. Treasury Debt
(Cost $4,661,891)		4,661,891
Total Investments ▲ – 101.5%
(Cost $4,661,891)		4,661,891
Other Assets and
Liabilities, Net – (1.5)%		(67,685)
Total Net Assets – 100.0%		$4,594,206

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
⊙	Rate shown is annualized yield as of August 31, 2023.
△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2023.
▲	On August 31, 2023, the cost of investments for federal income tax purposes was $4,661,891. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	37

Statements of Assets and Liabilities	August 31, 2023, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$28,612,695	$1,166,935	$1,727,994	$347,542	$11,593,210	$4,661,891
Repurchase agreements, at cost	49,341,079	773,393	1,137,436	—	35,167,092	—
ASSETS:
Investments, in securities, at value	$28,612,695	$1,166,919	$1,727,994	$347,542	$11,593,210	$4,661,891
Repurchase agreements, at value	49,341,079	773,393	1,137,436	—	35,167,092	—
Cash	1	1	1	7	897,309	3
Receivable for investment securities sold	—	—	—	12,775	—	—
Receivable for interest	159,715	1,716	3,250	1,327	33,883	2,781
Receivable for capital shares sold	4	—	7,303	—	485	—
Prepaid directors’ retainer	33	8	8	7	26	9
Prepaid expenses and other assets	187	65	105	109	155	83
Total assets	78,113,714	1,942,102	2,876,097	361,767	47,692,160	4,664,767
LIABILITIES:
Dividends payable	327,918	7,749	12,605	1,005	204,674	19,978
Payable for investments purchased	1,018,259	5,000	10,000	—	595,506	49,589
Payable to affiliates (note 3)	10,870	231	318	19	6,643	731
Payable for capital shares redeemed	—	—	3,705	—	—	—
Payable for distribution and shareholder services	3,800	60	239	18	2,003	238
Accrued expenses and other liabilities	159	22	24	21	51	25
Total liabilities	1,361,006	13,062	26,891	1,063	808,877	70,561
Net assets	$76,752,708	$1,929,040	$2,849,206	$360,704	$46,883,283	$4,594,206
COMPOSITION OF NET ASSETS:
Portfolio capital	$76,752,702	$1,928,973	$2,849,205	$360,658	$46,883,231	$4,594,276
Total distributable earnings (losses)	$6	$67	$1	$46	$52	$(70)
Net assets	$76,752,708	$1,929,040	$2,849,206	$360,704	$46,883,283	$4,594,206

38	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class A:
Net assets	$248,318	$—	$531,717	$29,660	$610,388	$147,926
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	248,317	—	531,716	29,655	610,390	147,918
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,462,517	$—	$—	$—	$1,772,689	$66,682
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,462,500	—	—	—	1,772,707	66,681
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P:
Net assets	$2,267,555	$—	$—	$—	$3,407,349	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,267,557	—	—	—	3,407,328	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$30,920	$63,596	$4,779	$15,874	$3,027	$17,927
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund***)	30,923	63,590	4,780	15,830	3,026	17,936
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class U:
Net assets	$2,129,879	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	2,129,858	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	39

Statements of Assets and Liabilities	August 31, 2023, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V:
Net assets	$2,855,341	$82,178	$234	$9,303	$1,040,844	$270,658
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,855,330	82,168	234	9,303	1,040,848	270,652
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$23,861,790	$—	$2,181,668	$—	$17,353,040	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund****)	23,861,749	—	2,181,668	—	17,353,020	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$9,763,753	$194,075	$11,558	$12,939	$4,333,296	$771,124
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,763,685	194,051	11,557	12,928	4,333,318	771,063
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$31,132,635	$1,589,191	$119,250	$292,928	$18,362,650	$3,319,889
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund*****)	31,132,538	1,589,138	119,250	292,921	18,362,684	3,319,940
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
*	The fund is required to round to its current net asset value per share to a minimum of the fourth decimal place.
**	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.
***	5 billion shares were authorized for Institutional Prime Obligations Fund.
****	100 billion shares were authorized for Government Obligations Fund.
*****	100 billion shares were authorized for Government Obligations Fund and Treasury Obligations Fund.

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2023, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$3,092,610	$62,395	$122,535	$10,843	$1,803,228	$164,630
Total investment income	3,092,610	62,395	122,535	10,843	1,803,228	164,630
EXPENSES (note 1 and note 3):
Investment advisory fees	71,446	1,362	2,669	388	39,778	3,792
Administration fees and expenses	66,306	1,314	2,709	389	37,008	3,549
Transfer agent fees and expenses	585	46	86	41	345	73
Custodian fees	2,726	52	102	15	1,519	145
Legal fees	215	50	53	48	134	56
Audit fees	141	31	34	30	80	36
Registration fees	432	147	160	101	268	156
Postage and printing fees	138	3	40	3	62	7
Directors’ fees	448	99	105	96	260	111
Other expenses	671	153	103	88	327	155
Distributions to holders of over-issued shares	1,006	—	—	—	—	—
Distribution and shareholder servicing (12b-1) fees:
Class A	717	—	1,049	72	977	127
Class D	6,110	—	—	—	2,454	90
Shareholder servicing (non 12b-1) fees:
Class A	717	—	1,049	72	977	127
Class D	10,183	—	—	—	4,090	150
Class T	2,180	137	2,638	486	797	154
Class V	2,569	63	18	3	966	216
Class Y	24,277	520	32	41	9,225	1,269
Total expenses	190,867	3,977	10,847	1,873	99,267	10,213
Less: Fee waivers (note 3)	(20,844)	(533)	(802)	(409)	(13,527)	(470)
Total net expenses	170,023	3,444	10,045	1,464	85,740	9,743
Investment income - net	2,922,587	58,951	112,490	9,379	1,717,488	154,887
Net realized gain (loss) on investments	(28)	83	—	62	92	(10)
Net change in unrealized appreciation (depreciation) on investments	—	51	—	—	—	—
Net increase in net assets resulting from operations	$2,922,559	$59,085	$112,490	$9,441	$1,717,580	$154,877

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	41

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2023	8/31/2022	8/31/2023	8/31/2022	8/31/2023	8/31/2022
OPERATIONS:
Investment income – net	$2,922,587	$334,328	$58,951	$5,732	$112,490	$10,045
Net realized gain (loss) on investments	(28)	69	83	—	—	5
Net change in unrealized appreciation (depreciation) on investments	—	—	51	(78)	—	—
Net increase in net assets resulting from operations	2,922,559	334,397	59,085	5,654	112,490	10,050
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(9,876)	(1,083)	—	—	(16,610)	(773)
Class D	(152,016)	(12,806)	—	—	—	—
Class P	(44,069)	(4,495)	—	—	—	—
Class T	(40,371)	(4,486)	(2,836)	(242)	(51,876)	(6,828)
Class U	(102,512)	(16,423)	—	—	—	—
Class V	(106,040)	(7,181)	(2,743)	(230)	(703)	(107)
Class X	(856,181)	(117,758)	—	—	(25,289)	(37)
Class Y	(378,777)	(31,729)	(8,400)	(868)	(543)	(12)
Class Z	(1,232,826)	(138,699)	(44,972)	(4,392)	(17,469)	(2,298)
Total distributions	(2,922,668)	(334,660)	(58,951)	(5,732)	(112,490)	(10,055)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	1,009,744	1,155,970	—	—	767,237	226,625
Reinvestment of distributions	815	110	—	—	12,312	255
Payments for redemptions	(1,150,757)	(1,066,530)	—	—	(534,774)	(298,188)
Increase (decrease) in net assets from Class A transactions	(140,198)	89,550	—	—	244,775	(71,308)
Class D:
Proceeds from sales	9,241,642	8,725,132	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(9,325,078)	(8,712,989)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	(83,436)	12,143	—	—	—	—
Class P:
Proceeds from sales	6,919,997	4,888,552	—	—	—	—
Reinvestment of distributions	7,386	224	—	—	—	—
Payments for redemptions	(5,683,147)	(4,950,550)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	1,244,236	(61,774)	—	—	—	—

42	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/2023	8/31/2022	8/31/2023	8/31/2022	8/31/2023	8/31/2022
Class T:
Proceeds from sales	1,669,808	2,318,803	193,588	239,627	1,643,170	2,479,212
Reinvestment of distributions	—	—	—	—	35	—
Payments for redemptions	(3,010,376)	(2,208,013)	(192,999)	(241,511)	(3,314,210)	(2,184,349)
Increase (decrease) in net assets from Class T transactions	(1,340,568)	110,790	589	(1,884)	(1,671,005)	294,863
Class U:
Proceeds from sales	29,580,376	31,563,771	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(31,264,693)	(34,144,447)	—	—	—	—
Decrease in net assets from Class U transactions	(1,684,317)	(2,580,676)	—	—	—	—
Class V:
Proceeds from sales	11,415,327	7,099,403	144,895	82,093	28,242	39,687
Reinvestment of distributions	7,721	108	165	1	—	—
Payments for redemptions	(10,596,230)	(7,208,967)	(114,203)	(76,652)	(52,526)	(35,489)
Increase (decrease) in net assets from Class V transactions	826,818	(109,456)	30,857	5,442	(24,284)	4,198
Class X:
Proceeds from sales	145,550,208	176,207,425	—	—	2,654,674	24,220
Reinvestment of distributions	133,517	12,703	—	—	29	5
Payments for redemptions	(148,233,056)	(169,808,831)	—	—	(480,759)	(39,007)
Increase (decrease) in net assets from Class X transactions	(2,549,331)	6,411,297	—	—	2,173,944	(14,782)
Class Y:
Proceeds from sales	36,778,763	25,269,936	946,510	865,302	52,265	8,285
Reinvestment of distributions	29,139	1,070	55	3	—	—
Payments for redemptions	(36,606,484)	(24,741,030)	(976,748)	(861,449)	(43,635)	(11,362)
Increase (decrease) in net assets from Class Y transactions	201,418	529,976	(30,183)	3,856	8,630	(3,077)
Class Z:
Proceeds from sales	377,908,637	328,756,631	4,211,258	3,782,721	591,717	924,488
Reinvestment of distributions	130,066	7,339	3,437	390	4,438	401
Payments for redemptions	(377,527,202)	(318,142,933)	(3,552,788)	(3,948,357)	(946,387)	(876,672)
Increase (decrease) in net assets from Class Z transactions	511,501	10,621,037	661,907	(165,246)	(350,232)	48,217
Increase (decrease) in net assets from capital share transactions	(3,013,877)	15,022,887	663,170	(157,832)	381,828	258,111
Total increase (decrease) in net assets	(3,013,986)	15,022,624	663,304	(157,910)	381,828	258,106
Net assets at beginning of year	79,766,694	64,744,070	1,265,736	1,423,646	2,467,378	2,209,272
Net assets at end of year	$76,752,708	$79,766,694	$1,929,040	$1,265,736	$2,849,206	$2,467,378

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	43

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2023	Year Ended 8/31/2022	Year Ended 8/31/2023	Year Ended 8/31/2022	Year Ended 8/31/2023	Year Ended 8/31/2022
OPERATIONS:
Investment income – net	$9,379	$1,010	$1,717,488	$121,137	$154,887	$13,802
Net realized gain (loss) on investments	62	—	92	(40)	(10)	(79)
Net increase in net assets resulting from operations	9,441	1,010	1,717,580	121,097	154,877	13,723
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(600)	(42)	(15,384)	(452)	(1,915)	(51)
Class D	—	—	(62,421)	(5,048)	(2,231)	(141)
Class P	—	—	(169,166)	(5,518)	—	—
Class T	(5,460)	(719)	(15,451)	(1,600)	(2,869)	(254)
Class V	(77)	(22)	(41,329)	(3,002)	(9,068)	(429)
Class X	—	—	(588,766)	(39,555)	—	—
Class Y	(393)	(31)	(149,949)	(9,003)	(19,974)	(1,179)
Class Z	(2,849)	(202)	(675,022)	(56,962)	(118,830)	(11,784)
Total distributions	(9,379)	(1,016)	(1,717,488)	(121,140)	(154,887)	(13,838)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	41,675	152,341	2,463,951	331,468	208,146	75,695
Reinvestment of distributions	48	2	4,318	17	332	1
Payments for redemptions	(47,311)	(158,493)	(2,067,487)	(322,631)	(93,303)	(98,171)
Increase (decrease) in net assets from Class A transactions	(5,588)	(6,150)	400,782	8,854	115,175	(22,475)
Class D:
Proceeds from sales	—	—	3,228,517	2,746,626	363,996	507,798
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(3,229,758)	(2,940,778)	(370,455)	(523,852)
Decrease in net assets from Class D transactions	—	—	(1,241)	(194,152)	(6,459)	(16,054)
Class P:
Proceeds from sales	—	—	20,110,525	5,854,089	—	—
Reinvestment of distributions	—	—	77,874	723	—	—
Payments for redemptions	—	—	(18,162,080)	(6,985,624)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	2,026,319	(1,130,812)	—	—

44	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2023	Year Ended 8/31/2022	Year Ended 8/31/2023	Year Ended 8/31/2022	Year Ended 8/31/2023	Year Ended 8/31/2022
Class T:
Proceeds from sales	402,172	583,759	1,181,136	894,832	235,422	77,070
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(764,297)	(537,783)	(1,609,420)	(865,881)	(300,613)	(104,588)
Increase (decrease) in net assets from Class T transactions	(362,125)	45,976	(428,284)	28,951	(65,191)	(27,518)
Class V:
Proceeds from sales	73,095	131,244	4,899,447	47,236,554	638,245	420,433
Reinvestment of distributions	—	—	4,293	21	2,086	75
Payments for redemptions	(68,209)	(161,159)	(4,478,288)	(47,257,852)	(485,153)	(435,234)
Increase (decrease) in net assets from Class V transactions	4,886	(29,915)	425,452	(21,277)	155,178	(14,726)
Class X:
Proceeds from sales	—	—	106,430,211	52,671,772	—	—
Reinvestment of distributions	—	—	158,977	4,489	—	—
Payments for redemptions	—	—	(97,845,589)	(50,744,628)	—	—
Increase in net assets from Class X transactions	—	—	8,743,599	1,931,633	—	—
Class Y:
Proceeds from sales	84,090	89,609	21,355,777	11,146,009	2,960,824	2,351,643
Reinvestment of distributions	—	—	48,425	798	3,453	68
Payments for redemptions	(86,193)	(89,262)	(19,954,141)	(11,086,983)	(2,727,473)	(2,527,728)
Increase (decrease) in net assets from Class Y transactions	(2,103)	347	1,450,061	59,824	236,804	(176,017)
Class Z:
Proceeds from sales	466,112	111,777	94,404,867	83,023,486	12,199,208	13,876,318
Reinvestment of distributions	13	1	154,320	8,548	1,519	108
Payments for redemptions	(234,839)	(85,126)	(88,777,394)	(82,991,401)	(11,939,364)	(13,784,983)
Increase in net assets from Class Z transactions	231,286	26,652	5,781,793	40,633	261,363	91,443
Increase (decrease) in net assets from capital share transactions	(133,644)	36,910	18,398,481	723,654	696,870	(165,347)
Total increase (decrease) in net assets	(133,582)	36,904	18,398,573	723,611	696,860	(165,462)
Net assets at beginning of year	494,286	457,382	28,484,710	27,761,099	3,897,346	4,062,808
Net assets at end of year	$360,704	$494,286	$46,883,283	$28,484,710	$4,594,206	$3,897,346

1For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part to the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Government Obligations Fund
Class A
2023	$1.00	$0.036		$(0.036)	$(0.000)[2]	$1.00	3.66%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.23
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
Class D
2023	$1.00	$0.038		$(0.038)	$(0.000)[2]	$1.00	3.81%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.27
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
Class P
2023	$1.00	$0.042		$(0.042)	$(0.000)[2]	$1.00	4.27%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class T
2023	$1.00	$0.040		$(0.040)	$(0.000)[2]	$1.00	4.02%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2021[3]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class U
2023	$1.00	$0.042		$(0.042)	$(0.000)[2]	$1.00	4.31%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.47
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26
Class V
2023	$1.00	$0.041		$(0.041)	$(0.000)[2]	$1.00	4.12%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.38
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07

46	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Government Obligations Fund
Class X
2023	$1.00	$0.042		$(0.042)	$(0.000)[2]	$1.00	4.29%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
Class Y
2023	$1.00	$0.039		$(0.039)	$(0.000)[2]	$1.00	3.97%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
Class Z
2023	$1.00	$0.042		$(0.042)	$(0.000)[2]	$1.00	4.25%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2023	$ 248,318	0.75%	3.44%	0.75%	3.44%
2022	388,517	0.34	0.25	0.74	(0.15)
2021	298,968	0.09	0.01	0.77	(0.67)
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
Class D
2023	$ 4,462,517	0.60%	3.73%	0.60%	3.73%
2022	4,545,961	0.28	0.28	0.60	(0.04)
2021	4,533,829	0.09	0.01	0.62	(0.52)
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
Class P
2023	$ 2,267,555	0.16%	4.20%	0.20%	4.16%
2022	1,023,323	0.09	0.42	0.20	0.31
2021	1,085,102	0.05	0.03	0.22	(0.14)
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
Class T
2023	$30,920	0.40%	3.70%	0.40%	3.70%
2022	1,371,489	0.21	0.34	0.40	0.15
2021[3]	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2023	$ 2,129,879	0.12%	4.22%	0.20%	4.14%
2022	3,814,197	0.07	0.39	0.20	0.26
2021	6,394,891	0.06	0.04	0.22	(0.12)
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
Class V
2023	$ 2,855,341	0.30%	4.13%	0.30%	4.13%
2022	2,028,529	0.16	0.33	0.30	0.19
2021	2,137,992	0.09	0.01	0.32	(0.22)
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03

48	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2023	$23,861,790	0.14%	4.14%	0.20%	4.08%
2022	26,411,134	0.10	0.44	0.22	0.32
2021	19,999,922	0.09	0.04	0.33	(0.20)
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
Class Y
2023	$9,763,753	0.45%	3.90%	0.45%	3.90%
2022	9,562,356	0.23	0.31	0.45	0.09
2021	9,032,404	0.09	0.01	0.47	(0.37)
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
Class Z
2023	$31,132,635	0.18%	4.17%	0.20%	4.15%
2022	30,621,188	0.11	0.42	0.22	0.31
2021	20,000,259	0.13	0.03	0.38	(0.22)
2020	20,000,138	0.28	0.91	0.35	0.84
2019	18,335,731	0.18	2.17	0.23	2.12

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized Gain on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Institutional Prime Obligations Fund*
Class T
2023	$1.0000	$0.0415	$(0.0415)	$0.0001	$ —	$1.0001	4.24%
2022	1.0000	0.0041	(0.0041)	0.0000 [2]	—	1.0000	0.41
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211	(0.0211)	(0.0001)	—	1.0000	2.12
Class V
2023	$1.0000	$0.0425	$(0.0425)	$0.0001	$ —	$1.0001	4.36%
2022	1.0001	0.0045	(0.0045)	(0.0001)	—	1.0000	0.44
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221	(0.0221)	(0.0001)	—	1.0000	2.23
Class Y
2023	$1.0000	$0.0410	$(0.0410)	$0.0001	$ —	$1.0001	4.20%
2022	1.0001	0.0039	(0.0039)	(0.0001)	—	1.0000	0.38
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206	(0.0206)	(0.0000)[2]	—	1.0001	2.08
Class Z
2023	$0.9999	$0.0435	$(0.0435)	$0.0001	$ —	$1.0000	4.46%
2022	1.0000	0.0052	(0.0052)	(0.0001)	—	0.9999	0.51
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238	(0.0238)	(0.0001)	—	1.0000	2.39

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

50	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2023	$ 63,596	0.40%	4.16%	0.44%	4.12%
2022	63,002	0.25	0.40	0.44	0.21
2021	64,888	0.16	0.01	0.45	(0.28)
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
Class V
2023	$ 82,178	0.30%	4.34%	0.34%	4.30%
2022	51,313	0.22	0.50	0.34	0.38
2021	45,873	0.16	0.01	0.36	(0.19)
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
Class Y
2023	$ 194,075	0.45%	4.04%	0.49%	4.00%
2022	224,230	0.27	0.38	0.49	0.16
2021	220,389	0.17	0.01	0.51	(0.33)
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
Class Z
2023	$ 1,589,191	0.20%	4.40%	0.24%	4.36%
2022	927,191	0.13	0.46	0.24	0.35
2021	1,092,496	0.11	0.05	0.25	(0.09)
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Retail Prime Obligations Fund
Class A
2023	$1.00	$ 0.038		$(0.038)	$ —	$1.00	3.88%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.75
2019	1.00	0.019		(0.019)	—	1.00	1.95
Class T
2023	$1.00	$ 0.042		$(0.042)	$ —	$1.00	4.24%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.91
2019	1.00	0.021		(0.021)	—	1.00	2.14
Class V
2023	$1.00	$ 0.043		$(0.043)	$ —	$1.00	4.35%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.010		(0.010)	—	1.00	1.00
2019	1.00	0.022		(0.022)	—	1.00	2.24
Class X
2023	$1.00	$ 0.044		$(0.044)	$ —	$1.00	4.51%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2021	1.00	0.001		(0.001)	—	1.00	0.05
2020	1.00	0.012		(0.012)	—	1.00	1.15
2019	1.00	0.024		(0.024)	—	1.00	2.40
Class Y
2023	$1.00	$ 0.041		$(0.041)	$ —	$1.00	4.19%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.87
2019	1.00	0.021		(0.021)	—	1.00	2.09
Class Z
2023	$1.00	$ 0.044		$(0.044)	$ —	$1.00	4.45%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.50
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.011		(0.011)	—	1.00	1.09
2019	1.00	0.023		(0.023)	—	1.00	2.34

1Total return would have been lower had certain expenses not been waived.

2Rounds to zero.

52	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2023	$ 531,717	0.75%	3.94%	0.77%	3.92%
2022	286,942	0.35	0.25	0.77	(0.17)
2021	358,250	0.19	0.01	0.79	(0.59)
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
Class T
2023	$ 4,779	0.40%	3.93%	0.42%	3.91%
2022	1,675,783	0.26	0.43	0.42	0.27
2021	1,380,925	0.17	0.01	0.44	(0.26)
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
Class V
2023	$ 234	0.30%	3.97%	0.32%	3.95%
2022	24,518	0.21	0.48	0.32	0.37
2021	20,320	0.19	0.01	0.34	(0.14)
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
Class X
2023	$ 2,181,668	0.14%	5.25%	0.22%	5.17%
2022	7,724	0.14	0.31	0.23	0.22
2021	22,506	0.14	0.05	0.24	(0.05)
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
Class Y
2023	$ 11,558	0.45%	4.23%	0.47%	4.21%
2022	2,928	0.27	0.38	0.47	0.18
2021	6,005	0.24	0.01	0.49	(0.24)
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
Class Z
2023	$ 119,250	0.20%	4.18%	0.22%	4.16%
2022	469,483	0.17	0.52	0.23	0.46
2021	421,266	0.17	0.02	0.24	(0.05)
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Retail Tax Free Obligations Fund
Class A
2023	$1.00	$ 0.021		$(0.021)	$ —	$1.00	2.12%
2022	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.09
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.004		(0.004)	—	1.00	0.41
2019	1.00	0.009		(0.009)	—	1.00	0.85
Class T
2023	$1.00	$ 0.025		$(0.025)	$ —	$1.00	2.48%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.20
2021[3]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01%
Class V
2023	$1.00	$ 0.026		$(0.026)	$ —	$1.00	2.58%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.25
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	—	1.00	0.72
2019	1.00	0.013		(0.013)	—	1.00	1.31
Class Y
2023	$1.00	$ 0.024		$(0.024)	$ —	$1.00	2.43%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.18
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	—	1.00	0.61
2019	1.00	0.012		(0.012)	—	1.00	1.16
Class Z
2023	$1.00	$ 0.027		$(0.027)	$ —	$1.00	2.68%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.81
2019	1.00	0.014		(0.014)	—	1.00	1.41

1Total return would have been lower had certain expenses not been waived.

2Rounds to zero.

3Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

54	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2023	$ 29,660	0.75%	2.07%	0.86%	1.96%
2022	35,244	0.43	0.08	0.82	(0.31)
2021	41,394	0.13	0.01	0.84	(0.70)
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
Class T
2023	$ 15,874	0.40%	2.25%	0.50%	2.15%
2022	377,950	0.23	0.19	0.48	(0.06)
2021[3]	331,979	0.12	0.01	0.50	(0.37)
Class V
2023	$ 9,303	0.30%	2.45%	0.41%	2.34%
2022	4,417	0.15	0.18	0.38	(0.05)
2021	34,332	0.12	0.01	0.40	(0.27)
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
Class Y
2023	$ 12,939	0.45%	2.42%	0.56%	2.31%
2022	15,038	0.25	0.18	0.52	(0.09)
2021	14,691	0.18	0.01	0.54	(0.35)
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
Class Z
2023	$292,928	0.20%	2.96%	0.32%	2.84%
2022	61,637	0.16	0.36	0.28	0.24
2021	34,986	0.12	0.01	0.29	(0.16)
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26

3Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class A
2023	$1.00	$0.037		$(0.037)	$ —	$1.00	3.73%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.24
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
Class D
2023	$1.00	$0.038		$(0.038)	$ —	$1.00	3.88%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
Class P
2023	$1.00	$0.043		$(0.043)	$ —	$1.00	4.35%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class T
2023	$1.00	$0.040		$(0.040)	$ —	$1.00	4.09%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.36
2021[3]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2023	$1.00	$0.041		$(0.041)	$ —	$1.00	4.20%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.40
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07

56	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class X
2023	$1.00	$0.043		$(0.043)	$ —	$1.00	4.36%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class Y
2023	$1.00	$0.040		$(0.040)	$ —	$1.00	4.04%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
Class Z
2023	$1.00	$0.042		$(0.042)	$ —	$1.00	4.32%
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2023	$ 610,388	0.75%	3.92%	0.75%	3.92%
2022	209,603	0.34	0.26	0.75	(0.15)
2021	200,750	0.09	0.01	0.77	(0.67)
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
Class D
2023	$1,772,689	0.60%	3.82%	0.60%	3.82%
2022	1,773,929	0.28	0.27	0.60	(0.05)
2021	1,968,085	0.09	0.01	0.62	(0.52)
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
Class P
2023	$3,407,349	0.15%	4.52%	0.20%	4.47%
2022	1,381,010	0.09	0.33	0.20	0.22
2021	2,511,825	0.05	0.02	0.22	(0.15)
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
Class T
2023	$ 3,027	0.40%	3.88%	0.40%	3.88%
2022	431,310	0.23	0.36	0.40	0.19
2021[3]	402,360	0.08	0.01	0.42	(0.33)
Class V
2023	$1,040,844	0.30%	4.28%	0.30%	4.28%
2022	615,390	0.17	0.34	0.30	0.21
2021	636,668	0.09	0.01	0.32	(0.22)
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03

58	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2023	$17,353,040	0.14%	4.44%	0.20%	4.38%
2022	8,609,415	0.10	0.54	0.20	0.44
2021	6,677,792	0.07	0.03	0.22	(0.12)
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
Class Y
2023	$ 4,333,296	0.45%	4.06%	0.45%	4.06%
2022	2,883,223	0.23	0.32	0.45	0.10
2021	2,823,404	0.09	0.01	0.47	(0.37)
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
Class Z
2023	$18,362,650	0.18%	4.30%	0.20%	4.28%
2022	12,580,830	0.12	0.43	0.20	0.35
2021	12,540,215	0.08	0.02	0.23	(0.13)
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
U.S. Treasury Money Market Fund
Class A
2023	$1.00	$0.035		$(0.035)	$ —	$1.00	3.59%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.16
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016		(0.016)	—	1.00	1.57
Class D
2023	$1.00	$0.037		$(0.037)	$ —	$1.00	3.75%
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.21
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017		(0.017)	—	1.00	1.72
Class T
2023	$1.00	$0.039		$(0.039)	$ —	$1.00	3.96%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.28
2021[3]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class V
2023	$1.00	$0.040		$(0.040)	$ —	$1.00	4.06%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020		(0.020)	—	1.00	2.03
Class Y
2023	$1.00	$0.038		$(0.038)	$ —	$1.00	3.91%
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.26
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019		(0.019)	—	1.00	1.87
Class Z
2023	$1.00	$0.041		$(0.041)	$ —	$1.00	4.16%
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.37
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021		(0.021)	—	1.00	2.13

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2023	$ 147,926	0.75%	3.77%	0.76%	3.76%
2022	32,752	0.29	0.13	0.76	(0.34)
2021	55,228	0.09	0.00	0.79	(0.70)
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
Class D
2023	$ 66,682	0.60%	3.72%	0.61%	3.71%
2022	73,142	0.22	0.14	0.61	(0.25)
2021	89,199	0.09	0.00	0.64	(0.55)
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
Class T
2023	$ 17,927	0.40%	3.73%	0.41%	3.72%
2022	83,118	0.22	0.26	0.41	0.07
2021[3]	110,639	0.08	0.00	0.43	(0.35)
Class V
2023	$ 270,658	0.30%	4.20%	0.31%	4.19%
2022	115,480	0.17	0.29	0.31	0.15
2021	130,210	0.09	0.00	0.33	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
Class Y
2023	$ 771,124	0.45%	3.93%	0.46%	3.92%
2022	534,323	0.19	0.19	0.46	(0.08)
2021	710,358	0.09	0.00	0.48	(0.39)
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
Class Z
2023	$3,319,889	0.20%	4.12%	0.21%	4.11%
2022	3,058,531	0.13	0.36	0.21	0.28
2021	2,967,174	0.08	0.01	0.23	(0.14)
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	61

Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably

62	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2023, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	63

Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2023, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$41,841,079	$—	$41,841,079
U.S. Government Agency Debt	—	14,639,019	—	14,639,019
U.S. Treasury Debt	—	12,873,676	—	12,873,676
U.S. Government Agency Repurchase Agreements	—	7,500,000	—	7,500,000
Investment Companies	1,100,000	—	—	1,100,000
Total Investments	$1,100,000	$76,853,774	$—	77,953,774
Institutional Prime Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$459,393	$—	$459,393
Other Repurchase Agreements	—	314,000	—	314,000
Asset Backed Commercial Paper	—	283,994	—	283,994
Certificates of Deposit	—	238,341	—	238,341
Financial Company Commercial Paper	—	232,786	—	232,786
Non-Negotiable Time Deposits	—	225,000	—	225,000
Non-Financial Company Commercial Paper	—	104,313	—	104,313
U.S. Treasury Debt	—	59,857	—	59,857
Other Instruments	—	17,128	—	17,128
Variable Rate Demand Note	—	5,500	—	5,500
Total Investments	$—	$1,940,312	$—	$1,940,312
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$680,000	$—	$680,000
Asset Backed Commercial Paper	—	466,692	—	466,692
U.S. Treasury Repurchase Agreements	—	457,436	—	457,436
Financial Company Commercial Paper	—	438,400	—	438,400
Certificates of Deposit	—	400,527	—	400,527
Non-Negotiable Time Deposits	—	310,000	—	310,000
Non-Financial Company Commercial Paper	—	90,908	—	90,908
Other Instruments	—	21,467	—	21,467
Total Investments	$—	$2,865,430	$—	$2,865,430
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$291,065	$—	$291,065
Non-Financial Company Commercial Paper	—	56,477	—	56,477
Total Investments	$—	$347,542	$—	$347,542
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$35,167,092	$—	$35,167,092
U.S. Treasury Debt	—	11,593,210	—	11,593,210
Total Investments	$—	$46,760,302	$—	$46,760,302
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$4,661,891	$—	$4,661,891
Total Investments	$—	$4,661,891	$—	$4,661,891

Refer to each fund’s Schedule of Investments for further security classification.

64	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

During the fiscal year ended August 31, 2023, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2023, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of August 31, 2023, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $45,000 or 2.3% of total net assets and $87,000 or 3.1% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2023, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	65

Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

The distributions paid during the fiscal years ended August 31, 2023 and August 31, 2022 (adjusted by dividends payable as of August 31, 2023 and August 31, 2022, respectively) were as follows:

		August 31, 2023
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,719,293	$—	$69	$2,719,362
Institutional Prime Obligations Fund	53,477	—	—	53,477
Retail Prime Obligations Fund	104,175	—	—	104,175
Retail Tax Free Obligations Fund	445	8,414	—	8,859
Treasury Obligations Fund	1,562,630	—	—	1,562,630
U.S. Treasury Money Market Fund	140,521	—	—	140,521

		August 31, 2022
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$214,883	$—	$2	$214,885
Institutional Prime Obligations Fund	3,500	—	—	3,500
Retail Prime Obligations Fund	5,777	—	—	5,777
Retail Tax Free Obligations Fund	184	349	—	533
Treasury Obligations Fund	71,559	—	—	71,559
U.S. Treasury Money Market Fund	8,240	—	—	8,240

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2023.

As of August 31, 2023, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Last Year/ Post October Loss	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$327,963	$—	$—	$—	$(38)	$(1)	$327,924
Institutional Prime Obligations Fund	7,832	—	—	—	—	(16)	7,816
Retail Prime Obligations Fund	12,606	—	—	—	—	—	12,606
Retail Tax Free Obligations Fund	46	1,005	—	—	—	—	1,051
Treasury Obligations Fund	204,724	—	2	—	—	—	204,726
U.S. Treasury Money Market Fund	19,997	—	—	(89)	—	—	19,908

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2023. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2023.

66	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

The Government Obligations Fund tax cost is $77,953,775 and aggregate gross unrealized tax appreciation is $0, depreciation of investments was $1. The difference between book cost and tax cost relates to wash sales.

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2023.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2023, U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $89. During the fiscal year ended August 31, 2023, Retail Tax Free Obligations Fund and Treasury Obligations Fund utilized $16 and $40 of capital loss carryforwards, respectively.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2023.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$49,341,079	$—	$49,341,079	$—	$(49,341,079)	$—
Institutional Prime Obligations Fund	773,393	—	773,393	—	(773,393)	—
Retail Prime Obligations Fund	1,137,436	—	1,137,436	—	(1,137,436)	—
Treasury Obligations Fund	35,167,092	—	35,167,092	—	(35,167,092)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	67

Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$6,800,000	$700,000	$—	$—	$7,500,000
U.S. Treasury	37,391,079	4,450,000	—	—	41,841,079
Total	$44,191,079	$5,150,000	$—	$—	$49,341,079
Institutional Prime Obligations Fund
Other	$249,000	$20,000	$45,000	$—	$314,000
U.S. Treasury	459,393	—	—	—	459,393
Total	$708,393	$20,000	$45,000	$—	$773,393
Retail Prime Obligations Fund
Other	$553,000	$40,000	$87,000	$—	$680,000
U.S. Treasury	457,436	—	—	—	457,436
Total	$1,010,436	$40,000	$87,000	$—	$1,137,436
Treasury Obligations Fund
U.S. Treasury	$32,417,092	$2,750,000	$—	$—	$35,167,092
Total	$32,417,092	$2,750,000	$—	$—	$35,167,092

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2023.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

68	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

					Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2024 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $52 for Retail Tax Free Obligations Fund during the fiscal year ended August 31, 2023.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

FIRST AMERICAN FUNDS	2023 ANNUAL REPORT	69

Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $20,844, $533, $802, $357, $13,527, and $470, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2023.

TRANSFER  AGENT  FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2023, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2023:

Fund	Amount
Government Obligations Fund	$6,804
Retail Prime Obligations Fund	1,030
Retail Tax Free Obligations Fund	72
Treasury Obligations Fund	3,226
U.S. Treasury Money Market Fund	217

70	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2023:

Fund	Amount
Government Obligations Fund	$39,926
Institutional Prime Obligations Fund	720
Retail Prime Obligations Fund	3,737
Retail Tax Free Obligations Fund	602
Treasury Obligations Fund	16,055
U.S. Treasury Money Market Fund	1,916

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of Distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2023
Class T	193,571	—	(192,985)	586
Class V	144,881	165	(114,191)	30,855
Class Y	946,404	56	(976,637)	(30,177)
Class Z	4,211,234	3,437	(3,552,792)	661,879
Year Ended August 31, 2022
Class T	239,633	—	(241,515)	(1,882)
Class V	82,095	1	(76,653)	5,443
Class Y	865,286	3	(861,432)	3,857
Class Z	3,782,931	390	(3,948,570)	(165,249)

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Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2023, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	65.9%
Daily Variable Rate Demand Notes	17.8
Commercial Paper & Put Bonds	16.3
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2023, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	83.7%
Non-Financial Company Commercial Paper	16.3
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 > Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia's invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

72	FIRST AMERICAN FUNDS	2023 ANNUAL REPORT

8 > Government Obligations Fund – Share Issuance

As previously disclosed in the annual report for the period ended August 31, 2021, Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the fund’s board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 8, 2021, on which date articles of amendment to FAF’s articles of incorporation, which authorized the issuance of additional shares, were filed with the Minnesota Secretary of State. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic benefits of being a shareholder of the fund. Because shares of the fund are generally held through omnibus accounts at financial intermediaries authorized to distribute fund shares, the fund and fund management are not able to determine with certainty the holders of fund shares within a given omnibus account that held over-issued shares at any given point in time. In preparing the financial statements, fund management determined the number of outstanding over-issued shares by accounting for redemptions at the omnibus account level as received during the day and subscriptions in the aggregate at the end of the day. This methodology is consistent with the fund’s standard operating procedures related to the processing of daily redemptions and subscriptions. Applying this methodology, there were no overissued shares outstanding at August 31, 2023.

In part to address the over-issuance, the fund’s board of directors has approved, subject to shareholder approval, the reorganization of the fund into a newly created fund (Government Obligations Fund, a series of First American Funds Trust, a Massachusetts business trust (“FAF Trust”)). The board of directors has also approved, subject to shareholder approval, the reorganization of the other funds into newly created corresponding funds, each a series of FAF Trust. FAF Trust has filed registration statements on Form N-1A and Form N-14 with the SEC to effect the reorganizations, subject to shareholder approval which is pending. The registration statements are available on the SEC’s website at www.sec.gov.

9 > Tailored Shareholder Reports

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds and Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

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Notes to Financial Statements	August 31, 2023, all dollars and shares are rounded to thousands (000 omitted)

10 > Money Market Reform

In July 2023, the SEC approved amendments (“Amendments”) to the rules that govern the operation of U.S. registered money market funds (“MMFs”). The Amendments became effective on October 2, 2023 with tiered compliance dates. The following is a summary of some key components of the Amendments, as well as information pertaining to certain changes that will impact the funds.

Removal of Redemption Gates and the Tie Between the Weekly Liquid Asset Threshold and Liquidity Fees

Under the current rules, if a non-government MMF’s weekly liquid assets fall below 30% of its total assets, the board of the MMF, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (i.e., impose a “redemption gate”). In addition, if a non-government MMF’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the MMF must impose a 1% liquidity fee on shareholder redemptions unless the board of the MMF determines that not doing so is in the best interests of the MMF.

The Amendments remove the ability of a MMF to impose a redemption gate, except under extraordinary circumstances as part of a liquidation. The Amendments also remove provisions in the rules governing the operation of MMFs that tied a MMF’s ability to impose liquidity fees to its level of weekly liquid assets. The compliance date for these changes is October 2, 2023.

Mandatory Liquidity Fee Framework and Discretionary Liquidity Fees

The Amendments require an institutional prime and institutional tax-exempt MMF to impose a liquidity fee when the MMF experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the MMF’s net asset value on that calendar day (or such smaller amount of net redemptions as the board determines), unless those costs are de minimis (i.e., less than 1 basis point). The liquidity fee must be based on a good faith estimate, supported by data, of the costs the MMF would be expected to incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If the costs of selling a pro rata amount of each security in a MMF’s portfolio cannot be estimated in good faith and supported by data, the MMF must impose a default fee of 1%.

Additionally, the board of a non-government MMF (i.e., institutional prime and institutional tax-exempt MMFs and retail MMFs) or its delegate may require the MMF to impose a discretionary liquidity fee (not to exceed 2% of the value of the shares redeemed) if it determines that such a fee would be in the best interests of the MMF. A government MMF may opt-in to the discretionary liquidity fee framework, upon notice to the MMF’s shareholders.

The compliance date for the mandatory liquidity fee requirement is October 2, 2024 and the compliance date for the discretionary liquidity fee is April 2, 2024.

Increased Liquidity Thresholds

Under current rules, a MMF (other than a tax-exempt MMF) may not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

74	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Under current rules, a MMF also may not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Weekly liquid assets” “(WLA)” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

The Amendments increase the required minimum level of daily liquid assets for all MMFs (except tax-exempt MMFs) from 10% to 25%. In addition, the Amendments increase the required minimum level of weekly liquid assets for all MMFs from 30% to 50%. The compliance date for these changes is April 2, 2024.

Impacts on the First American Funds:

Fund	Designation	Removal of Redemption Gates and Tie Between WLA and Liquidity Fee	Mandatory Liquidity Fee	Discretionary Liquidity Fee	Increased Liquidity Thresholds
Institutional Prime Obligations Fund	Institutional (Prime)	Yes	Yes	Yes	Yes
Retail Prime Obligations Fund	Retail	Yes	No	Yes	Yes
Retail Tax Free Obligations Fund	Retail (Tax Exempt)	Yes	No	Yes	Yes (except Daily Liquid Assets)
Government Obligations Fund	Government	N/A	No	No	Yes
Treasury Obligations Fund	Government	N/A	No	No	Yes
U.S. Treasury Money Market Fund	Government	N/A	No	No	Yes

11> Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2023, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

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Notice to Shareholders	August 31, 2023 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2024 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2023 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	5.0	95.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	92.2
Retail Prime Obligations Fund	92.0
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund*	0.0%
Institutional Prime Obligations Fund*	0.0
Retail Prime Obligations Fund*	0.0
Retail Tax Free Obligations Fund	0.0
Treasury Obligations Fund*	0.0
U.S. Treasury Money Market Fund	0.0
*	Rounds to 0.0%.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

76	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

FORM N-MFP HOLDINGS INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on May 17, 2023 and June 13, 2023, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds.

At the May 17, 2023 and June 13, 2023 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. The Board considered the data provided by USBAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and each Fund’s investment advisory fee. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2024. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual directors may have evaluated the information presented differently from one another, attributing different weights to various factors. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement,

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	77

Notice to Shareholders	August 31, 2023 (unaudited)

USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM and the Funds’ service providers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2023. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each Fund, other than Retail Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class T shares provides more meaningful information for the Board’s consideration of the Agreement because Class T shares are more representative of the Fund’s average retail investor and it is the Fund’s largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, each Fund’s Class Z shares except for Retail Prime Obligations Fund). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund outperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of the Fund’s outperformance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

78	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of the Fund’s outperformance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered that while the Fund slightly underperformed its performance universe median for the three- and five-year periods and outperformed its peers over the one-year period on a gross-of-expenses basis, it outperformed its performance universe median for each of the one-, three- and five-year periods on a net-of-expenses basis. The Board noted that the Fund’s underperformance for the three- and five-year periods on a gross-of-expenses basis was generally attributable to the structuring of the Fund’s portfolio to support liquidity targets and fund metrics that account for expected subsequent outflows, which has had a negative impact on fund performance. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expense basis for the same periods. In light of the Fund’s outperformance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for the same periods. The Board noted that the Fund has historically been more conservatively positioned relative to peers that invest as a strategy in higher credit risk issuers. In addition, the Board considered that, although the Fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the Fund does not invest in any such securities, which is not the case for all funds in the Fund’s performance universe. In light of the Fund’s outperformance, particularly given the entirely tax-free nature of its investments and its generally competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U. S. TREASURY MONEY MARKET FUND. The Board considered that the Fund either outperformed or matched its performance universe median for each of the one-, three-and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of the Fund’s competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.

With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to

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Notice to Shareholders	August 31, 2023 (unaudited)

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class T shares provides more meaningful information for the Board’s consideration of the Agreement because Class T shares is more representative of the Funds’ average retail investor and it is the Funds’ largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.

The Board further considered that the median total expense ratio of a Fund’s peer group will necessarily reflect the effect of any breakpoints in the comparable funds’ advisory fee schedules. Therefore, by capping a Fund’s total expense ratio at a level close to the peer group’s median, as necessary, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and the advisory fee after waivers is equal to the applicable peer group median advisory fee after waivers. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is twelve basis points lower than the peer group median and the advisory fee after waivers is one basis point lower than the applicable peer group median. The Board further considered that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and its advisory fee after waivers is one basis point higher than the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is two basis points lower than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

80	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is four basis points higher than the applicable peer group median. The Board noted that although the Fund’s total expense ratio after waivers is two basis points higher than the applicable peer group median, the advisory fee remains in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is ten basis points lower than the applicable peer group median and its advisory fee after waivers is equal to the peer group median. The Board further noted that the Fund’s total expense ratio after waivers is four basis points higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

U. S . TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is equal to the applicable peer group median and its advisory fee after waivers is two basis points higher than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board considered that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	81

Notice to Shareholders	August 31, 2023 (unaudited)

necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

82	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Directors and Officers of the Funds

Independent Directors
Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†#
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990–2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Chair; Director	Chair term three years; Chair term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources, The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (manage ment and technology consulting)
Jennifer J. McPeek, CFA (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice President of Strategic Planning, ING Investment Management – Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered Financial Analyst designation.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	83

Notice to Shareholders	August 31, 2023 (unaudited)

Independent Directors (cont.)
Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†#
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017-present) Director, The Boler Group (operating as Hendrickon International) (manufacturing for the global commercial transportation industry) (2017-present). Formerly, President, Building Efficiency of Johnson Controls, Inc., a global diversified technology and industrial company (2005-2014). Prior thereto, President, Chief Executive Officer and Director of York International Corporation (a provider of heating, ventilating, air conditioning, and refrigeration products and services) (2004-2005). Prior thereto, Mr. Myers served in several other executive positions at York International Corporation, including Executive Vice President, Chief Financial Officer, Finance Director – Engineered Systems Group and Corporate Controller, between 1998 and 2004; and Senior Manager, KPMG LLP (1986-1994).	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company Inc. (a global diversified technology and industrial company)
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State College of Law (2018-present). Trustee, Cleveland State University Board of Trustees (2022-present). Board Member, Ohio Access to Justice Foundation and Chair, Nominating and Governance Committee (2023-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017) Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.) (a producer of iron ore pellets). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the directors is P.O. Box 1329, Minneapolis, MN 55440-1329 unless otherwise noted.

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

#	Each director has also served as a Trustee of First American Funds Trust since November 2021 (registration pending).

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota 55440-1330.

84	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Officers
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

FIRST AMERICAN FUNDS 2023 ANNUAL REPORT	85

Notice to Shareholders	August 31, 2023 (unaudited)

Officers (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alyssa A. Bentz U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since July 2021; Anti-Money Laundering Officer of FAF since September 2019	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since July 2021; prior thereto, Compliance Manager, U.S. Bancorp Asset Management, Inc. since December 2015.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.
*	Messrs. Thole,Palmer, Smith, Ertel and Cloutier and Mses. Stevenson and Bentz are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

86	FIRST AMERICAN FUNDS 2023 ANNUAL REPORT

Board of Directors	First American Funds, Inc .

Mark Gaumond

Chair of First American Funds, Inc.
Director of Booz Allen Hamilton Holding Corporation
Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.
Director of Cboe Global Markets, Inc.
Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.
Director of the Manitowoc Company
Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.
Senior Advisor at Dix and Eaton
Leader-in-Residence at Cleveland State University College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

800 Nicollet Mall

BC-MN-H04N

Minneapolis, MN 55402

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	700 Nicollet Mall
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 500
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset	Quasar Distributors, LLC	COUNSEL
Management, Inc.	111 East Kilbourn Avenue	Ropes & Gray LLP
800 Nicollet Mall	Suite 2200	191 North Wacker Drive
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606

TRANSFER AGENT
U.S. Bank Global
Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0125-23     10/2023     AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Jennifer J. McPeek, C. David Myers and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $325,416 in the fiscal year ended August 31, 2023 and $262,000 in the fiscal year ended August 31, 2022, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,872 in the fiscal year ended August 31, 2023 and $1,200 in the fiscal year ended August 31, 2022, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $27,872 in the fiscal year ended August 31, 2023 and $26,800 in the fiscal year ended August 31, 2022, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - E&Y billed the registrant for other services totaling $0 in the fiscal year ended August 31, 2023 and $0 in the fiscal year ended August 31, 2022.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $1,755,500 in the fiscal year ended August 31, 2023 and $1,575,000 in the fiscal year ended August 31, 2022.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date: October 26, 2023

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: October 26, 2023